UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Value Equity Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
COMMON STOCK [95.0%]
   AEROSPACE & DEFENSE [2.9%]
   General Dynamics                                         9,000   $       527
   Goodrich                                                 8,200           544
   L-3 Communications Holdings, Cl 3                        5,000           354
   Lockheed Martin                                          2,200           164
   Northrop Grumman                                         4,500           245
   Raytheon                                                17,400           842
                                                                    -----------
   TOTAL AEROSPACE & DEFENSE                                              2,676
                                                                    -----------
   AIR FREIGHT & LOGISTICS [1.3%]
   FedEx                                                   17,100         1,199
                                                                    -----------
   AUTOMOBILES [0.1%]
   Ford Motor *                                            10,000           101
                                                                    -----------
   BEVERAGES [1.4%]
   Coca-Cola                                               12,700           637
   Molson Coors Brewing, Cl B                              15,400           652
                                                                    -----------
   TOTAL BEVERAGES                                                        1,289
                                                                    -----------
   BIOTECHNOLOGY [0.8%]
   Genzyme - General Division *                            10,000           508
   Gilead Sciences *                                        7,000           240
                                                                    -----------
   TOTAL BIOTECHNOLOGY                                                      748
                                                                    -----------
   CAPITAL MARKETS [4.7%]
   Bank of New York Mellon                                 36,900           911
   Goldman Sachs Group                                     11,200         1,470
   Morgan Stanley                                          35,700           829
   State Street                                            34,800         1,177
                                                                    -----------
   TOTAL CAPITAL MARKETS                                                  4,387
                                                                    -----------
   CHEMICALS [1.2%]
   Dow Chemical                                            36,000           854
   Eastman Chemical                                         4,000           213
                                                                    -----------
   TOTAL CHEMICALS                                                        1,067
                                                                    -----------
   COMMERCIAL BANKS [4.4%]
   BB&T                                                    21,100           555
   US Bancorp                                              49,000         1,095
   Wells Fargo                                             94,960         2,431
                                                                    -----------
   TOTAL COMMERCIAL BANKS                                                 4,081
                                                                    -----------
   COMMERCIAL SERVICES & SUPPLIES [0.3%]
   RR Donnelley & Sons                                     18,000           295
                                                                    -----------
   COMPUTERS & PERIPHERALS [2.2%]
   Hewlett-Packard                                         26,600         1,151
   IBM                                                      7,600           939
                                                                    -----------
   TOTAL COMPUTERS & PERIPHERALS                                          2,090
                                                                    -----------

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   CONSTRUCTION & ENGINEERING [0.4%]
   Fluor                                                   10,100   $       429
                                                                    -----------
   CONTAINERS & PACKAGING [0.9%]
   Ball                                                    13,200           697
   Sealed Air                                               9,000           178
                                                                    -----------
   TOTAL CONTAINERS & PACKAGING                                             875
                                                                    -----------
   DIVERSIFIED FINANCIAL SERVICES [6.1%]
   Bank of America                                        160,000         2,299
   JPMorgan Chase                                          83,200         3,046
   Nasdaq OMX Group *                                      23,000           409
                                                                    -----------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   5,754
                                                                    -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES [3.7%]
   AT&T                                                    76,617         1,853
   Verizon Communications                                  58,509         1,640
                                                                    -----------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           3,493
                                                                    -----------
   ELECTRIC UTILITIES [4.2%]
   Allegheny Energy                                        20,500           424
   American Electric Power                                 13,000           420
   Edison International                                    32,600         1,034
   Entergy                                                  6,800           487
   FirstEnergy                                             12,600           444
   NextEra Energy                                          10,200           498
   PPL                                                     24,100           601
                                                                    -----------
   TOTAL ELECTRIC UTILITIES                                               3,908
                                                                    -----------
   ELECTRICAL EQUIPMENT [0.5%]
   Emerson Electric                                        10,200           446
                                                                    -----------
   ELECTRONIC EQUIPMENT [0.7%]
   Corning                                                 37,100           599
                                                                    -----------
   ENERGY EQUIPMENT & SERVICES [0.9%]
   Ensco International ADR                                 12,000           471
   National Oilwell Varco                                  10,900           361
                                                                    -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                        832
                                                                    -----------
   FOOD & STAPLES RETAILING [5.6%]
   CVS                                                     34,700         1,017
   Kroger                                                  30,800           606
   Safeway                                                 46,400           912
   Sysco                                                   15,000           429
   Walgreen                                                15,000           401
   Wal-Mart Stores                                         38,000         1,827
                                                                    -----------
   TOTAL FOOD & STAPLES RETAILING                                         5,192
                                                                    -----------
   FOOD PRODUCTS [2.6%]
   Archer-Daniels-Midland                                  22,400           578
   ConAgra Foods                                           23,500           548
   Kraft Foods, Cl A                                       26,000           728


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Value Equity Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   Sara Lee                                                42,000   $       592
                                                                    -----------
   TOTAL FOOD PRODUCTS                                                    2,446
                                                                    -----------
   HEALTH CARE EQUIPMENT & SUPPLIES [1.5%]
   Baxter International                                    12,500           508
   Becton Dickinson                                         5,500           372
   Covidien                                                12,800           514
                                                                    -----------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,394
                                                                    -----------
   HEALTH CARE PROVIDERS & SERVICES [2.7%]
   Aetna                                                   27,600           728
   Cigna                                                   18,500           575
   McKesson                                                15,000         1,007
   UnitedHealth Group                                       9,500           270
                                                                    -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,580
                                                                    -----------
   HOTELS, RESTAURANTS & LEISURE [1.2%]
   Carnival                                                14,300           432
   Darden Restaurants                                      17,000           661
                                                                    -----------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,093
                                                                    -----------
   HOUSEHOLD DURABLES [1.5%]
   Fortune Brands                                          14,000           549
   Whirlpool                                               10,000           878
                                                                    -----------
   TOTAL HOUSEHOLD DURABLES                                               1,427
                                                                    -----------
   HOUSEHOLD PRODUCTS [2.2%]
   Procter & Gamble                                        34,700         2,081
                                                                    -----------
   INDUSTRIAL CONGLOMERATES [2.0%]
   General Electric                                        95,500         1,377
   Tyco International                                      13,600           479
                                                                    -----------
   TOTAL INDUSTRIAL CONGLOMERATES                                         1,856
                                                                    -----------
   INSURANCE [8.4%]
   ACE                                                     24,600         1,266
   Aflac                                                   16,000           683
   Allstate                                                 3,600           103
   Assurant                                                14,800           514
   Berkshire Hathaway, Cl B *                               5,300           422
   Chubb                                                   25,000         1,250
   Marsh & McLennan                                         8,500           192
   MetLife                                                 38,406         1,450
   Travelers                                               27,000         1,330
   Unum Group                                              30,000           651
                                                                    -----------
   TOTAL INSURANCE                                                        7,861
                                                                    -----------
   MACHINERY [0.6%]
   AGCO *                                                   6,500           175
   Parker Hannifin                                          7,700           427
                                                                    -----------
   TOTAL MACHINERY                                                          602
                                                                    -----------
   MEDIA [3.7%]
   CBS, Cl B                                               31,250           404

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   Comcast, Cl A                                           56,200   $       976
   Omnicom Group                                           14,700           504
   Time Warner                                             27,933           808
   Viacom, Cl B                                            23,000           721
                                                                    -----------
   TOTAL MEDIA                                                            3,413
                                                                    -----------
   MULTILINE RETAIL [0.8%]
   Target                                                  15,500           762
                                                                    -----------
   MULTI-UTILITIES [2.4%]
   Consolidated Edison                                      7,000           302
   PG&E                                                    20,300           834
   Public Service Enterprise Group                         22,100           692
   Sempra Energy                                           10,000           468
                                                                    -----------
   TOTAL MULTI-UTILITIES                                                  2,296
                                                                    -----------
   OIL, GAS & CONSUMABLE FUELS [8.6%]
   Apache                                                   6,000           505
   Chevron                                                 38,240         2,595
   ConocoPhillips                                          31,580         1,550
   Exxon Mobil                                             41,000         2,340
   Occidental Petroleum                                    13,600         1,049
                                                                    -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                      8,039
                                                                    -----------
   PAPER & FOREST PRODUCTS [0.5%]
   MeadWestvaco                                            20,400           453
                                                                    -----------
   PHARMACEUTICALS [5.2%]
   Abbott Laboratories                                     21,700         1,015
   Bristol-Myers Squibb                                    41,000         1,022
   Eli Lilly                                               16,000           536
   Merck                                                   23,100           808
   Pfizer                                                 104,000         1,483
                                                                    -----------
   TOTAL PHARMACEUTICALS                                                  4,864
                                                                    -----------
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.1%]
   Brookfield Asset Management, Cl A                        4,000            91
                                                                    -----------
   ROAD & RAIL [3.1%]
   CSX                                                     24,400         1,211
   Norfolk Southern                                        12,600           668
   Union Pacific                                           14,500         1,008
                                                                    -----------
   TOTAL ROAD & RAIL                                                      2,887
                                                                    -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.7%]
   Intel                                                   29,000           564
   Texas Instruments                                       44,900         1,045
                                                                    -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,609
                                                                    -----------
   SOFTWARE [0.8%]
   Microsoft                                               18,500           426


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Value Equity Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   Oracle                                                  15,000   $       322
                                                                    -----------
   TOTAL SOFTWARE                                                           748
                                                                    -----------
   SPECIALTY RETAIL [1.7%]
   Best Buy                                                12,200           413
   Lowe's                                                  22,500           459
   RadioShack                                              13,200           258
   Ross Stores                                              9,000           480
                                                                    -----------
   TOTAL SPECIALTY RETAIL                                                 1,610
                                                                    -----------
   TEXTILES, APPAREL & LUXURY GOODS [1.3%]
   Nike, Cl B                                              17,900         1,209
                                                                    -----------
   WIRELESS TELECOMMUNICATION SERVICES [0.1%]
   Sprint Nextel *                                         20,000            85
                                                                    -----------
      TOTAL COMMON STOCK
         (Cost $98,060)                                                  88,867
                                                                    -----------
CASH EQUIVALENTS [5.2%]
   Fidelity Institutional Domestic Money Market
      Portfolio, Cl I, 0.220%**                         2,412,213         2,412
   Goldman Sachs Financial Square Funds - Government
      Fund, 0.070%**                                    2,419,005         2,419
                                                                    -----------
      TOTAL CASH EQUIVALENTS
         (Cost $4,831)                                                    4,831
                                                                    -----------
      TOTAL INVESTMENTS [100.2%]
         (Cost $102,891) +                                          $    93,698
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $93,488 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS OF THE FUND'S INVESTMENTS WAS $102,891 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,666 ($ THOUSANDS) AND $(14,859) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JUNE 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
COMMON STOCK [97.0%]
   AEROSPACE & DEFENSE [4.1%]
   Boeing                                                   2,200   $       138
   Honeywell International                                  3,200           125
   L-3 Communications Holdings, Cl 3                        3,000           212
   Lockheed Martin                                          2,800           209
   Precision Castparts                                      3,600           370
   United Technologies                                      4,000           260
                                                                    -----------
   TOTAL AEROSPACE & DEFENSE                                              1,314
                                                                    -----------
   AIR FREIGHT & LOGISTICS [0.8%]
   Expeditors International of Washington                   7,700           266
                                                                    -----------
   BEVERAGES [2.7%]
   Coca-Cola                                                5,800           291
   PepsiCo                                                  9,400           573
                                                                    -----------
   TOTAL BEVERAGES                                                          864
                                                                    -----------
   BIOTECHNOLOGY [3.7%]
   Celgene *                                                7,600           386
   Genzyme *                                                8,000           406
   Gilead Sciences *                                       11,400           391
                                                                    -----------
   TOTAL BIOTECHNOLOGY                                                    1,183
                                                                    -----------
   CAPITAL MARKETS [3.6%]
   Franklin Resources                                       4,500           388
   Goldman Sachs Group                                      4,000           525
   Invesco                                                  5,800            98
   T Rowe Price Group                                       3,500           155
                                                                    -----------
   TOTAL CAPITAL MARKETS                                                  1,166
                                                                    -----------
   CHEMICALS [1.3%]
   Monsanto                                                 4,200           194
   Praxair                                                  3,000           228
                                                                    -----------
   TOTAL CHEMICALS                                                          422
                                                                    -----------
   COMMERCIAL SERVICES & SUPPLIES [1.2%]
   Republic Services, Cl A                                  7,500           223
   RR Donnelley & Sons                                      9,900           162
                                                                    -----------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     385
                                                                    -----------
   COMMUNICATIONS EQUIPMENT [4.3%]
   Cisco Systems *                                         25,000           533
   Harris                                                   6,000           250
   Qualcomm                                                18,000           591
                                                                    -----------
   TOTAL COMMUNICATIONS EQUIPMENT                                         1,374
                                                                    -----------
   COMPUTERS & PERIPHERALS [10.3%]
   Apple *                                                  6,000         1,509
   Hewlett-Packard                                         12,000           519
   IBM                                                     10,200         1,260
                                                                    -----------
   TOTAL COMPUTERS & PERIPHERALS                                          3,288
                                                                    -----------

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   CONSTRUCTION & ENGINEERING [0.9%]
   Fluor                                                    3,500   $       149
   Jacobs Engineering Group *                               3,700           135
                                                                    -----------
   TOTAL CONSTRUCTION & ENGINEERING                                         284
                                                                    -----------
   CONSUMER FINANCE [0.5%]
   American Express                                         4,000           159
                                                                    -----------
   CONTAINERS & PACKAGING [0.4%]
   Owens-Illinois *                                         4,500           119
                                                                    -----------
   DIVERSIFIED FINANCIAL SERVICES [0.4%]
   CME Group, Cl A                                            500           141
                                                                    -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES [2.0%]
   AT&T                                                    27,000           653
                                                                    -----------
   ELECTRIC UTILITIES [0.2%]
   Edison International                                     2,200            70
                                                                    -----------
   ELECTRONIC EQUIPMENT [0.4%]
   FLIR Systems *                                           4,500           131
                                                                    -----------
   ENERGY EQUIPMENT & SERVICES [3.7%]
   Baker Hughes                                             4,500           187
   ENSCO International ADR                                  5,000           196
   Noble                                                    5,000           155
   Schlumberger                                            11,300           625
                                                                    -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      1,163
                                                                    -----------
   FOOD & STAPLES RETAILING [2.0%]
   CVS                                                     12,700           372
   Wal-Mart Stores                                          5,900           284
                                                                    -----------
   TOTAL FOOD & STAPLES RETAILING                                           656
                                                                    -----------
   HEALTH CARE EQUIPMENT & SUPPLIES [3.4%]
   Bard (C.R.)                                              3,200           248
   Baxter International                                     6,000           244
   Medtronic                                                6,600           239
   Stryker                                                  7,500           376
                                                                    -----------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,107
                                                                    -----------
   HEALTH CARE PROVIDERS & SERVICES [1.7%]
   DaVita *                                                 2,500           156
   UnitedHealth Group                                      13,400           381
                                                                    -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                   537
                                                                    -----------
   HOUSEHOLD PRODUCTS [5.0%]
   Colgate-Palmolive                                        8,700           685
   Procter & Gamble                                        15,102           906
                                                                    -----------
   TOTAL HOUSEHOLD PRODUCTS                                               1,591
                                                                    -----------
   INSURANCE [1.8%]
   Aflac                                                    6,600           281


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   Berkshire Hathaway, Cl B *                               3,500   $       279
                                                                    -----------
   TOTAL INSURANCE                                                          560
                                                                    -----------
   INTERNET & CATALOG RETAIL [1.5%]
   Amazon.com *                                             4,000           437
   Expedia                                                  3,300            62
                                                                    -----------
   TOTAL INTERNET & CATALOG RETAIL                                          499
                                                                    -----------
   INTERNET SOFTWARE & SERVICES [4.3%]
   eBay *                                                  18,000           353
   Google, Cl A *                                           2,300         1,023
                                                                    -----------
   TOTAL INTERNET SOFTWARE & SERVICES                                     1,376
                                                                    -----------
   IT SERVICES [2.1%]
   Cognizant Technology Solutions, Cl A *                   6,700           335
   Mastercard, Cl A                                         1,000           200
   Western Union                                            9,600           143
                                                                    -----------
   TOTAL IT SERVICES                                                        678
                                                                    -----------
   LIFE SCIENCES TOOLS & SERVICES [1.5%]
   Illumina *                                               5,700           248
   Life Technologies *                                      4,900           231
                                                                    -----------
   TOTAL LIFE SCIENCES TOOLS & SERVICES                                     479
                                                                    -----------
   MACHINERY [1.8%]
   Caterpillar                                              5,700           342
   Danaher                                                  6,000           223
                                                                    -----------
   TOTAL MACHINERY                                                          565
                                                                    -----------
   MEDIA [1.9%]
   Comcast, Cl A                                           13,000           226
   DIRECTV, Cl A *                                          4,900           166
   Omnicom Group                                            6,000           206
                                                                    -----------
   TOTAL MEDIA                                                              598
                                                                    -----------
   METALS & MINING [2.5%]
   Allegheny Technologies                                   2,800           124
   Freeport-McMoRan Copper & Gold                           6,000           355
   Newmont Mining                                           5,000           308
                                                                    -----------
   TOTAL METALS & MINING                                                    787
                                                                    -----------
   OIL, GAS & CONSUMABLE FUELS [7.7%]
   Chevron                                                  6,400           434
   EOG Resources                                            3,300           325
   Exxon Mobil                                             16,000           913
   Hess                                                     2,800           141
   Occidental Petroleum                                     7,000           540
   Southwestern Energy *                                    3,000           116
                                                                    -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                      2,469
                                                                    -----------
   PERSONAL PRODUCTS [0.7%]
   Avon Products                                            8,300           220

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
   PHARMACEUTICALS [2.7%]
   Abbott Laboratories                                      8,700   $       407
   Allergan                                                 3,600           210
   Mylan *                                                 14,000           238
                                                                    -----------
   TOTAL PHARMACEUTICALS                                                    855
                                                                    -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.9%]
   Intel                                                   14,000           273
   Texas Instruments                                       14,400           335
                                                                    -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           608
                                                                    -----------
   SOFTWARE [7.8%]
   Microsoft                                               60,480         1,392
   Oracle                                                  43,265           928
   Salesforce.com *                                         2,200           189
                                                                    -----------
   TOTAL SOFTWARE                                                         2,509
                                                                    -----------
   SPECIALTY RETAIL [2.9%]
   Autozone *                                               1,800           348
   Best Buy                                                 4,900           166
   GameStop, Cl A *                                         8,100           152
   TJX                                                      6,200           260
                                                                    -----------
   TOTAL SPECIALTY RETAIL                                                   926
                                                                    -----------
   TEXTILES, APPAREL & LUXURY GOODS [2.7%]
   Coach                                                   14,100           515
   Nike, Cl B                                               5,000           338
                                                                    -----------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   853
                                                                    -----------
   THRIFTS & MORTGAGE FINANCE [0.6%]
   Hudson City Bancorp                                     16,000           196
                                                                    -----------
      TOTAL COMMON STOCK
         (Cost $31,033)                                                  31,051
                                                                    -----------
CASH EQUIVALENTS [3.1%]
   Fidelity Institutional Domestic Money Market
      Portfolio, Cl I, 0.220%**                           509,181           509
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.070%**                           489,960           490
                                                                    -----------
      TOTAL CASH EQUIVALENTS
         (Cost $999)                                                        999
                                                                    -----------
      TOTAL INVESTMENTS [100.1%]
         (Cost $32,032) +                                           $    32,050
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $32,026 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,032 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,733 ($ THOUSANDS) AND $(3,715) ($ THOUSANDS), RESPECTIVELY.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Large Cap Growth Equity Fund

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JUNE 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

RCB Small Cap Value Fund

Description                                               Shares    Value (000)
-----------------------------------------------------   ---------   -----------
COMMON STOCK [92.1%]
   CHEMICALS [6.3%]
   Nalco Holding                                           22,500   $       460
   Spartech *                                              98,200         1,007
                                                                    -----------
   TOTAL CHEMICALS                                                        1,467
                                                                    -----------
   COMMERCIAL BANKS [4.1%]
   TCF Financial                                           30,300           504
   Wilmington Trust                                        41,400           459
                                                                    -----------
   TOTAL COMMERCIAL BANKS                                                   963
                                                                    -----------
   CONSTRUCTION MATERIALS [1.9%]
   Eagle Materials                                         17,000           441
                                                                    -----------
   DIVERSIFIED CONSUMER SERVICES [3.5%]
   Coinstar *                                              19,400           834
                                                                    -----------
   FOOD PRODUCTS [4.0%]
   Ralcorp Holdings *                                      17,200           942
                                                                    -----------
   FOOD, BEVERAGE & TOBACCO [2.1%]
   Universal                                               12,600           500
                                                                    -----------
   HEALTH CARE EQUIPMENT & SUPPLIES [4.2%]
   Teleflex                                                17,900           972
                                                                    -----------
   HOTELS, RESTAURANTS & LEISURE [4.3%]
   Wendy's/Arby's Group, Cl A                             252,939         1,012
                                                                    -----------
   HOUSEHOLD PRODUCTS [7.4%]
   Central Garden & Pet, Cl A *                           134,300         1,205
   Scotts Miracle-Gro, Cl A                                11,900           528
                                                                    -----------
   TOTAL HOUSEHOLD PRODUCTS                                               1,733
                                                                    -----------
   INSURANCE [18.0%]
   Alleghany *                                              3,313           972
   First American Financial                                36,600           464
   Hilltop Holdings *                                      49,200           492
   Symetra Financial                                       55,400           665
   White Mountains Insurance Group                          5,000         1,621
                                                                    -----------
   TOTAL INSURANCE                                                        4,214
                                                                    -----------
   INTERNET & CATALOG RETAIL [2.0%]
   HSN *                                                   19,700           473
                                                                    -----------
   INTERNET SOFTWARE & SERVICES [3.8%]
   United Online                                          155,100           893
                                                                    -----------
   IT SERVICES [4.4%]
   CoreLogic                                               30,800           544
   Global Cash Access Holdings *                           67,100           484
                                                                    -----------
   TOTAL IT SERVICES                                                      1,028
                                                                    -----------

                                                      Shares/Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   LIFE SCIENCES TOOLS & SERVICES [3.8%]
   PerkinElmer                                             43,600   $       901
                                                                    -----------
   MACHINERY [7.9%]
   Actuant, Cl A                                           24,100           454
   Altra Holdings *                                        40,200           523
   Crane                                                   14,100           426
   IDEX                                                    15,400           440
                                                                    -----------
   TOTAL MACHINERY                                                        1,843
                                                                    -----------
   MEDIA [4.1%]
   Liberty Media - Capital, Ser A *                        12,902           541
   Washington Post, Cl B                                    1,000           410
                                                                    -----------
   TOTAL MEDIA                                                              951
                                                                    -----------
   PROFESSIONAL SERVICES [1.9%]
   GP Strategies *                                         62,600           454
                                                                    -----------
   REAL ESTATE INVESTMENT TRUSTS [5.1%]
   Chimera Investment                                     329,700         1,190
                                                                    -----------
   SOFTWARE [2.3%]
   Fair Isaac                                              25,100           547
                                                                    -----------
   SPECIALTY RETAIL [1.0%]
   Syms *                                                  32,236           227
                                                                    -----------
         TOTAL COMMON STOCK
            (Cost $19,335)                                               21,585
                                                                    -----------
REPURCHASE AGREEMENT (A) [8.1%]
   Morgan Stanley 0.050%, dated 06/30/10, to be
      repurchased on 07/01/10, repurchase price
      $1,896,957 (collateralized by a U.S. Treasury
      Note, par value $1,927,670, 2.500%, 06/30/17;
      with total market value $1,934,899)            $      1,897         1,897
                                                                    -----------
         TOTAL REPURCHASE AGREEMENT
            (Cost $1,897)                                                 1,897
                                                                    -----------
         TOTAL INVESTMENTS [100.2%]
            (Cost $21,232) +                                        $    23,482
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $23,428 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,232 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,947 ($ THOUSANDS) AND $(2,697) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

(A)  TRI-PARTY REPURCHASE AGREEMENT.

CL -- CLASS
SER -- SERIES


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

RCB Small Cap Value Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities         Level 1   Level 2   Level 3    Total
-------------------------------   -------   -------   -------   -------
   Common Stock                   $21,585    $   --   $    --   $21,585
   Repurchase Agreement                --     1,897        --     1,897
                                  -------    ------   -------   -------
Total Investments in Securities   $21,585    $1,897   $    --   $23,482
                                  =======    ======   =======   =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Multi-Asset Fund

                                                      Shares/Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
EXCHANGE TRADED FUNDS [50.0%]
   iShares Cohen & Steers Realty Majors Index Fund         18,635   $     1,023
   iShares MSCI EAFE Index Fund                            28,739         1,337
   iShares S&P MidCap 400 Index Fund                       21,741         1,546
   SPDR Barclays Capital High Yield Bond Fund              51,437         1,946
   SPDR S&P 500 Fund                                       34,000         3,509
   Vanguard Emerging Markets                               43,983         1,671
   Vanguard Small Cap Value                                33,290         1,794
   Vanguard Value                                          49,429         2,207
                                                                    -----------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $15,060)                                                  15,033
                                                                    -----------
AFFILIATED REGISTERED INVESTMENT COMPANIES [14.5%]
   CNI Corporate Bond Fund, Institutional Class           195,316         2,090
   CNI Government Bond Fund, Institutional Class          105,092         1,114
   CNI High Yield Bond Fund, Institutional Class          143,909         1,157
                                                                    -----------
      TOTAL AFFILIATED REGISTERED INVESTMENT
         COMPANIES
         (Cost $4,273)                                                    4,361
                                                                    -----------
REGISTERED INVESTMENT COMPANIES [19.8%]
   Alpine International Real Estate Equity Fund            43,769           858
   Cohen & Steers International Realty Fund, Inc.         113,058         1,038
   Oppenheimer International Bond Fund, Class A           322,467         2,002
   PIMCO Emerging Local Bond Fund, Institutional
      Class                                               109,706         1,104
   PIMCO Emerging Markets Bond Fund, Institutional
      Class                                                89,602           960
                                                                    -----------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $6,197)                                                    5,962
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATION [2.5%]
   FNMA (A)
      0.188%, 07/13/10                               $        750           750
                                                                    -----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $750)                                                        750
                                                                    -----------
CASH EQUIVALENT [4.0%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.070%*                          1,216,250         1,216
                                                                    -----------
      TOTAL CASH EQUIVALENT
         (Cost $1,216)                                                    1,216
                                                                    -----------

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
REPURCHASE AGREEMENT [8.6%]
   Barclays
      0.010%, dated 06/30/10, repurchased on
      07/01/10, repurchase price $2,600,001
      (collateralized by a U.S. Treasury Bond,
      par value $2,028,800, 6.000%, 02/15/26;
      with total market value $2,652,079)            $      2,600   $     2,600
                                                                    -----------
         TOTAL REPURCHASE AGREEMENT
            (Cost $2,600)                                                 2,600
                                                                    -----------
         TOTAL INVESTMENTS [99.4%]
            (Cost $30,096) +                                        $    29,922
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $30,088 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,096 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $676 ($ THOUSANDS) AND $(850) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

EAFE -- EUROPE AUSTRALASIA AND FAR EAST
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
S&P -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities                          Level 1   Level 2   Level 3    Total
---------------------------------------------      -------   -------   -------   -------
   Exchange Traded Funds                           $15,033    $   --   $    --   $15,033
   Affiliated Registered Investment Companies        4,361        --        --     4,361
   Registered Investment Companies                   5,962        --        --     5,962
   U.S. Government Agency Obligation                    --       750        --       750
   Cash Equivalent                                   1,216        --        --     1,216
   Repurchase Agreement                                 --     2,600        --     2,600
                                                   -------    ------   -------   -------
Total Investments in Securities                    $26,572    $3,350   $    --   $29,922
                                                   =======    ======   =======   =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Corporate Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
CORPORATE BONDS [93.3%]
   APPLICATIONS SOFTWARE [2.1%]
   Microsoft
      4.200%, 06/01/19                               $      2,000   $     2,168
                                                                    -----------
   BANKS [18.4%]
   ANZ National Int'l
      3.250%, 04/02/12(A)                                   2,000         2,060
   Bank of Scotland
      5.000%, 11/21/11(A)                                   1,000         1,034
   Barclays Bank
      6.050%, 12/04/17(A)                                   1,000         1,009
   Barclays Bank, MTN
      4.500%, 03/10/17(B)                                   1,950         1,841
   Deutsche Bank, MTN
      4.875%, 05/20/13                                      1,880         2,007
   Deutsche Bank
      7.250%, 10/15/11                                        500           523
   JPMorgan Chase Bank
      6.000%, 10/01/17                                      1,890         2,058
   PNC Funding, FDIC Insured
      1.875%, 06/22/11                                      1,150         1,165
   US Bank
      6.375%, 08/01/11                                      1,485         1,568
   Wachovia Bank
      4.800%, 11/01/14                                      3,240         3,393
   Wells Fargo, FDIC Insured
      3.000%, 12/09/11                                      2,200         2,274
                                                                    -----------
   TOTAL BANKS                                                           18,932
                                                                    -----------
   CHEMICALS [1.0%]
   Dow Chemical
      8.550%, 05/15/19                                        810           992
                                                                    -----------
   COMMUNICATION & MEDIA [3.1%]
   Comcast Cable
      Communications Holdings
      8.375%, 03/15/13                                        160           185
   News America Holdings
      9.250%, 02/01/13                                        475           559
   Time Warner Entertainment
      8.375%, 03/15/23                                        775           994
   Walt Disney, MTN
      5.700%, 07/15/11                                      1,395         1,465
                                                                    -----------
   TOTAL COMMUNICATION & MEDIA                                            3,203
                                                                    -----------
   COMPUTER SYSTEM DESIGN & SERVICES [5.9%]
   Cisco Systems
      5.500%, 02/22/16                                      1,250         1,440
   Dell
      5.625%, 04/15/14                                      1,000         1,121
   Hewlett-Packard
      6.125%, 03/01/14                                      1,470         1,689

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   International Business Machines
      7.625%, 10/15/18                               $      1,450   $     1,865
                                                                    -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                6,115
                                                                    -----------
   DIVERSIFIED OPERATIONS [0.5%]
   3M, MTN
      4.375%, 08/15/13                                        500           546
                                                                    -----------
   ELECTRIC UTILITIES [0.9%]
   Exelon
      4.900%, 06/15/15                                        859           917
                                                                    -----------
   ELECTRICAL SERVICES [1.9%]
   Alabama Power
      4.850%, 12/15/12                                      1,380         1,495
   American Electric Power
      5.250%, 06/01/15                                        470           514
                                                                    -----------
   TOTAL ELECTRICAL SERVICES                                              2,009
                                                                    -----------
   FINANCE AUTO LOANS [2.8%]
   American Honda Finance, MTN
      5.125%, 12/15/10(A)                                   1,000         1,018
   Toyota Motor Credit
      4.350%, 12/15/10                                      1,800         1,825
                                                                    -----------
   TOTAL FINANCE AUTO LOANS                                               2,843
                                                                    -----------
   FINANCIAL SERVICES [11.3%]
   AXA Financial
      7.750%, 08/01/10                                      1,000         1,004
   Boeing Capital
      6.500%, 02/15/12                                        930         1,010
   CME Group
      5.400%, 08/01/13                                         95           105
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                      2,100         2,260
   General Electric Capital, FDIC Insured, MTN
      2.200%, 06/08/12                                      2,805         2,879
   HSBC Finance
      5.250%, 04/15/15                                      1,250         1,319
   Irish Life & Permanent Group Holdings
      3.600%, 01/14/13(A)                                   2,000         1,981
   National Rural Utilities, Ser C, MTN
      7.250%, 03/01/12                                      1,000         1,097
                                                                    -----------
   TOTAL FINANCIAL SERVICES                                              11,655
                                                                    -----------
   FOOD, BEVERAGE & TOBACCO [3.4%]
   Anheuser-Busch
      7.500%, 03/15/12                                        665           728
   Bottling Group
      4.625%, 11/15/12                                      1,435         1,551


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Corporate Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Bottling Group
      5.500%, 04/01/16                               $      1,000   $     1,151
                                                                    -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         3,430
                                                                    -----------
   FOREIGN GOVERNMENTS [3.5%]
   Kingdom of Denmark
      2.750%, 11/15/11                                      3,000         3,069
   United Mexican States, MTN
      5.875%, 01/15/14                                        450           509
                                                                    -----------
   TOTAL FOREIGN GOVERNMENTS                                              3,578
                                                                    -----------
   INVESTMENT BANKER/BROKER DEALER [11.7%]
   Citigroup
      5.850%, 08/02/16                                        980         1,017
      5.500%, 02/15/17                                        250           246
   Citigroup Funding
      2.250%, 12/10/12                                      2,500         2,574
   Credit Suisse
      5.500%, 08/15/13                                      1,250         1,370
   Goldman Sachs Group
      5.625%, 01/15/17                                      1,700         1,719
   Jefferies Group
      8.500%, 07/15/19                                        870           977
   Macquarie Group
      6.000%, 01/14/20(A)                                   2,000         2,027
   Merrill Lynch
      6.050%, 05/16/16                                      2,025         2,093
                                                                    -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                 12,023
                                                                    -----------
   MULTI-LINE INSURANCE [1.6%]
   MetLife
      7.717%, 02/15/19                                      1,430         1,702
                                                                    -----------
   PETROLEUM & FUEL PRODUCTS [4.4%]
   ConocoPhillips Canada Funding I
      5.625%, 10/15/16                                      2,000         2,323
   Duke Capital
      5.500%, 03/01/14                                        615           658
   Shell International Finance BV
      3.250%, 09/22/15                                      1,500         1,533
                                                                    -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        4,514
                                                                    -----------
   REAL ESTATE INVESTMENT TRUSTS [2.2%]
   Kimco Realty
      6.875%, 10/01/19                                      1,080         1,203
   ProLogis
      7.625%, 08/15/14                                        970         1,030
                                                                    -----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    2,233
                                                                    -----------
   RETAIL [4.3%]
   CVS Caremark
      6.125%, 08/15/16                                      1,000         1,144
   Home Depot
      5.250%, 12/16/13                                      1,000         1,100

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Kohl's
      6.300%, 03/01/11                               $      1,000   $     1,031
   Kroger
      5.500%, 02/01/13                                        450           490
   Target
      5.875%, 07/15/16                                        500           586
                                                                    -----------
   TOTAL RETAIL                                                           4,351
                                                                    -----------
   SECURITY BROKERS & DEALERS [10.4%]
   Ally Financial
      2.200%, 12/19/12                                      4,500         4,624
   Bank of America, MTN
      3.125%, 06/15/12                                      1,500         1,566
   JPMorgan Chase
      2.125%, 12/26/12                                      2,500         2,571
   Morgan Stanley, MTN
      5.500%, 01/26/20                                      1,990         1,925
                                                                    -----------
   TOTAL SECURITY BROKERS & DEALERS                                      10,686
                                                                    -----------
   SPECIAL PURPOSE BANKS [2.0%]
   Dexia Credit Local
      2.750%, 01/10/14(A)                                   2,000         2,014
                                                                    -----------
   TELEPHONES & TELECOMMUNICATIONS [1.9%]
   Deutsche Telekom International Finance
      5.250%, 07/22/13                                        475           511
   New Cingular Wireless Services
      8.125%, 05/01/12                                        345           386
   Verizon Communications
      5.550%, 02/15/16                                        945         1,058
                                                                    -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,955
                                                                    -----------
      TOTAL CORPORATE BONDS
         (Cost $91,503)                                                  95,866
                                                                    -----------
MUNICIPAL BONDS [3.2%]
   CALIFORNIA [2.2%]
   California State, City of Industry, Sales Tax
      Project, RB, NATL-RE 5.000%, 01/01/12                   955           974
   Irvine Ranch Water District, RB (C)
      Pre-Refunded @ 100
      8.180%, 03/15/14                                      1,200         1,305
                                                                    -----------
   TOTAL CALIFORNIA                                                       2,279
                                                                    -----------
   WISCONSIN [1.0%]
   De Pere, Unified School
      District, GO, FGIC (C) Pre-Refunded @ 100
      4.500%, 10/01/11                                        995         1,046
                                                                    -----------
         TOTAL MUNICIPAL BONDS
           (Cost $3,272)                                                  3,325
                                                                    -----------


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Corporate Bond Fund

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------   ------------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [1.1%]
   FHLMC REMIC, Ser 2982, Cl NB
      5.500%, 02/15/29                               $        352   $       360
   FHLMC REMIC, Ser R015, Cl AN, Pool FHRR R015 AN
      3.750%, 02/15/13                                        178           180
   FNMA REMIC, Ser 2002-56, Cl MC
      5.500%, 09/25/17                                        500           535
   FNMA REMIC, Ser 2006-B1, Cl AB
      6.000%, 06/25/16                                         81            84
                                                                    -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
            (Cost $1,118)                                                 1,159
                                                                    -----------
U.S. TREASURY OBLIGATION [0.6%]
   U.S. Treasury Inflation Protection Security
      2.000%, 01/15/14                                        590           628
                                                                    -----------
         TOTAL U.S. TREASURY OBLIGATION
            (Cost $599)                                                     628
                                                                    -----------
CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.070%*                             53,288            53
                                                                    -----------
         TOTAL CASH EQUIVALENT
            (Cost $53)                                                       53
                                                                    -----------
REPURCHASE AGREEMENT [0.8%]
   Barclays
      0.010%, dated 06/30/10, to be repurchased on
      07/01/10, repurchase price $800,000
      (collateralized by a U.S. Treasury Bond,
      par value $624,300, 6.000%, 02/15/26;
      with total market value $816,095)                       800           800
                                                                    -----------
         TOTAL REPURCHASE AGREEMENT
            (Cost $800)                                                     800
                                                                    -----------
         TOTAL INVESTMENTS [99.1%]
            (Cost $97,345) +                                        $   101,831
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $102,748 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,345 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,659 ($ THOUSANDS) AND $(173) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $11,143 (000), REPRESENTING 10.8% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(C)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL -- CLASS
FDIC -- FEDERAL DEPOSIT INSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MTN -- MEDIUM TERM NOTE
NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MUNICIPAL BOND INSURANCE COMPANY 'MBIA')
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities                        Level 1    Level 2   Level 3     Total
----------------------------------------------   -------   --------   -------   --------
   Corporate Bonds                               $    --   $ 95,866   $    --   $ 95,866
   Municipal Bonds                                    --      3,325        --      3,325
   U.S. Government Mortgage-Backed Obligations        --      1,159        --      1,159
   U.S. Treasury Obligation                           --        628        --        628
   Cash Equivalent                                    53         --        --         53
   Repurchase Agreement                               --        800        --        800
                                                 -------   --------   -------   --------
Total Investments in Securities                  $    53   $101,778   $    --   $101,831
                                                 =======   ========   =======   ========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Government Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS [65.9%]
   FFCB
      3.600%, 03/22/17                               $      5,000   $     5,135
   FHLB
      5.250%, 06/18/14                                      4,000         4,559
      4.805%, 08/20/15                                     11,230        12,346
      3.500%, 12/09/16                                      5,000         5,277
      3.250%, 09/12/14                                      7,000         7,386
      2.450%, 02/12/14                                      5,000         5,013
   FHLMC
      2.000%, 11/05/12                                      5,000         5,023
   FNMA
      4.625%, 05/01/13                                      7,000         7,559
      3.100%, 03/22/16                                      5,000         5,098
      3.000%, 07/28/14                                      9,180         9,356
      2.900%, 04/07/14                                      8,950         9,110
      2.625%, 12/10/14                                      5,180         5,229
      1.500%, 06/10/11(A)                                  10,000        10,021
   Israel Government AID Bond
      3.779%, 05/15/20(B)                                  15,528        10,718
                                                                    -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $99,896)                                              101,830
                                                                    -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [32.1%]
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                      1,526         1,552
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                      3,908         4,042
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                        500           508
   FHLMC REMIC, Ser R006, Cl AK
      5.750%, 12/15/18                                        559           590
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                      5,886         6,143
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                      8,931         9,346
   FHLMC REMIC, Ser R012, Cl AB
      5.500%, 12/15/20                                      3,870         4,007
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                        576           597
   FHLMC REMIC, Ser R014, Cl AL
      5.500%, 10/15/14                                      3,775         3,812
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                      3,125         3,152
   FNMA, Ser 2005-25, Cl VH
      5.000%, 04/25/16                                      3,919         4,203

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------   ------------   -----------
   FNMA ARM
      4.554%, 03/01/34(C)                            $        418   $       435
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                     10,149        10,515
   GNMA
      8.000%, 08/15/22                                         11            13
      7.500%, 06/15/24                                          4             5
      7.500%, 05/15/26                                          5             6
      7.500%, 04/15/32                                         30            35
      7.000%, 12/15/16                                         11            12
      6.000%, 01/15/29                                         12            13
   GNMA ARM (C)
      3.000%, 08/20/35                                        109           112
      2.625%, 04/20/35                                        505           517
                                                                    -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
            (Cost $49,630)                                               49,615
                                                                    -----------
CASH EQUIVALENT [0.0%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.070%*                             52,522            53
                                                                    -----------
         TOTAL CASH EQUIVALENT
            (Cost $53)                                                       53
                                                                    -----------
REPURCHASE AGREEMENT (D) [2.5%]
   Barclays
      0.010%, dated 06/30/10, to be repurchased
      on 07/01/10, repurchase price $3,800,001
      (collateralized by a U.S. Treasury Bond,
      par value $2,965,100, 6.000%, 02/15/26;
      with total market value $3,876,025)                   3,800         3,800
                                                                    -----------
         TOTAL REPURCHASE AGREEMENT
            (Cost $3,800)                                                 3,800
                                                                    -----------
         TOTAL INVESTMENTS [100.5%]
            (Cost $153,379) +                                       $   155,298
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $154,513 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $153,379 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,340 ($ THOUSANDS) AND $(421) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(D)  TRI-PARTY REPURCHASE AGREEMENT.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Government Bond Fund

AID -- AGENCY FOR INTERNATIONAL DEVELOPMENT
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities                        Level 1    Level 2   Level 3     Total
----------------------------------------------   -------   --------   -------   --------
   U.S. Government Agency Obligations            $    --   $101,830   $    --   $101,830
   U.S. Government Mortgage-Backed Obligations        --     49,615        --     49,615
   Cash Equivalent                                    53         --        --         53
   Repurchase Agreement                               --      3,800        --      3,800
                                                 -------   --------   -------   --------
Total Investments in Securities                  $    53   $155,245   $    --   $155,298
                                                 =======   ========   =======   ========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
MUNICIPAL BONDS [96.5%]
   ARIZONA [2.0%]
   Arizona State, School Facilities Board, Ser C,
      COP, AGM
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                               $        750   $       825
                                                                    -----------
   CALIFORNIA [83.6%]
   Antelope Valley, Unified High School District,
      Ser A, GO, NATL-RE
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                        250           259
   Atwater, Elementary School District, Ser A,
      GO, NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.000%, 08/01/22                                        660           677
   Azusa, Redevelopment Agency, Mortgage-Backed
      Securities Program, Ser A, RB, FNMA, ETM (D)
      6.875%, 10/01/12                                        200           227
   Bay Area, Infrastructure Financing Authority,
      State Payment Acceleration Project, RB,
      NATL-RE FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                        350           369
   Burbank, Public Financing Authority, Golden
      State Redevelopment Project, Ser A, TA,
      AMBAC (A) Pre-Refunded @ 100
      5.250%, 12/01/13                                         75            86
   Burbank, Public Financing Authority, Golden
      State Redevelopment Project, Ser A, TA,
      AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                        100           105
   California State, Department of Water Resources,
      Power Supply Project, Ser H, RB, AGM
      Callable 05/01/18 @ 100
      5.000%, 05/01/21                                        750           830
   California State, Department of Water Resources,
      Water Systems Project, Ser J-2, RB
      7.000%, 12/01/12                                        500           575
   California State, Department of Water Resources,
      Water Systems Project, Ser Y, RB, NATL-RE
      FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                        500           549

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   California State, Economic Recovery Authority,
      Ser A, GO, NATL-RE
   Callable 07/01/14 @ 100
      5.000%, 07/01/15                               $        500   $       553
   California State, Educational Facilities
      Authority, Stanford University Project,
      Ser T-4, RB
      5.000%, 03/15/14                                        350           399
   California State, GO (A) Pre-Refunded @ 100
      5.250%, 09/01/10                                         10            10
   California State, GO (A) Pre-Refunded @ 100
      5.250%, 09/01/10                                         25            25
   California State, GO (A) Pre-Refunded @ 100
      5.250%, 10/01/10                                         20            20
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                        175           182
   California State, GO
      5.500%, 04/01/19                                        500           563
   California State, Infrastructure & Economic
      Authority, Bay Area Toll Bridges Project,
      Ser A, RB, AGM (A) Pre-Refunded @ 100
      5.250%, 07/01/13                                        125           142
   California State, Public Works Board Lease,
      Department of Corrections-Administration
      Project, Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                        155           159
   California State, Public Works Board Lease,
      Department of Mental Health Project, Ser A,
      RB
      5.250%, 06/01/13                                        200           216
   California State, Public Works Board,
      Ser B-1, RB
      5.000%, 03/01/19                                        500           527
   Carlsbad, Public Financing Authority, Municipal
      Golf Course Project, Ser A, RB, AMBAC
      4.500%, 09/01/16                                        350           389
   Castaic Lake, Water Agency, Water Systems
      Improvement Project, Ser A, COP, NATL-RE
      7.000%, 08/01/13                                        300           349


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Clovis, Public Financing Authority, Ser A, TA,
      NATL-RE
      3.250%, 08/01/13                               $        400   $       397
   Corona, Public Financing Authority, City Hall
      Project, Ser B, RB, NATL-RE Callable
      09/01/12 @ 100
      5.250%, 09/01/16                                        350           365
   Culver City, Redevelopment Finance Authority,
      TA, AMBAC
      5.500%, 11/01/14                                         65            67
   Dry Creek, Joint Elementary School District,
      Ser A, GO, AGM (B)
      3.149%, 08/01/11                                        200           198
   Escondido, Union School District, Refunding &
      Financing Project, COP, NATL-RE
      4.750%, 07/01/19                                        735           808
   Fresno, Unified School District, Election 2001
      Project, Ser D, GO, NATL-RE
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                        200           215
   Gilroy, Unified School District, GO (B)
      3.363%, 04/01/13                                        500           463
   Gilroy, Unified School District, GO, NATL-RE
      FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/19                                        800           853
   Golden State, Tobacco Settlement, Ser A, RB,
      AMBAC
      Callable 08/12/10 @ 100
      5.000%, 06/01/20                                        500           494
   Golden State, Tobacco Settlement, Ser A-1, RB
      (A) Pre-Refunded @ 100
      6.750%, 06/01/13                                        920         1,068
   Jefferson, Unified High School District, Ser A,
      GO, NATL-RE FGIC
      5.000%, 08/01/14                                        200           221
   Kern, High School District, GO, ETM
      7.100%, 08/01/12                                        290           329
   Long Beach, Community College District,
      Ser A, GO
      9.850%, 01/15/13                                        500           599
   Los Angeles , Ser A, GO
      Callable 09/01/12 @ 100
      5.000%, 09/01/20                                        750           804

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Los Angeles County, Metropolitan Transportation
      Authority, Proposition C, Ser A, RB, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                               $        200   $       224
   Los Angeles County, Metropolitan Transportation
      Authority, Ser B, RB, AGM
      Callable 07/01/11 @ 101
      5.250%, 07/01/15                                        250           263
   Los Angeles County, Public Works Financing
      Authority, SAB, AGM
      5.250%, 10/01/18                                        750           880
   Los Angeles County, Sanitation Districts
      Financing Authority, Capital Projects
      (District #14), Sub-Ser B, RB, NATL-RE FGIC
      3.750%, 10/01/14                                        175           186
   Los Angeles, Department of Water & Power, Power
      Systems Project, Ser A Sub-Ser-Ser A-1,
      RB, NATL-RE
      5.000%, 07/01/12                                        665           721
   Los Angeles, Municipal Improvement Authority,
      Central Library Project, Ser A, RB, NATL-RE
      5.250%, 06/01/12                                        300           321
   Los Angeles, Municipal Improvement Authority,
      Central Library Project, Ser A, RB, NATL-RE
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                        500           534
   Los Angeles, Municipal Improvement, Ser E, RB
      5.000%, 09/01/15                                        200           221
   Los Angeles, Unified School District, COP, AMBAC
      5.000%, 10/01/12                                        750           801
   Los Angeles, Unified School District, Ser A-1,
      GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                        125           136
   Los Angeles, Wastewater Systems Authority,
      Ser A, RB
      5.000%, 06/01/14                                        750           846
   Mount San Antonio, Community College District,
      GO (B)
      3.684%, 05/01/15                                        500           427


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   North Orange County, Community College District,
      Ser A, GO, NATL-RE (A) Pre-Refunded @ 101
      5.375%, 08/01/12                               $        525   $       580
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                        230           240
   Orange County, Public Financing Authority, RB,
      NATL-RE
      5.000%, 07/01/17                                      1,000         1,106
   Orange County, Sanitation District, Ser A, COP
      3.000%, 02/01/17                                        500           511
   Oxnard, School District, Election 2006 Project,
      Ser A, GO, CIFG
      6.750%, 08/01/11                                        300           319
   Pinole, Redevelopment Agency, Pinole Vista
      Redevelopment Project, TA, AGM
      Callable 08/27/10 @ 100
      5.250%, 08/01/14                                        100           101
   Port of Oakland, Ser C, RB, NATL-RE
      5.000%, 11/01/15                                        450           497
   Redwoods, Community College District, 2004
      Election Project, Ser A, GO, NATL-RE
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                        420           438
   Sacramento, City Financing Authority, EPA
      Building Project, Ser A, RB, AMBAC
      Callable 08/27/10 @ 100
      4.750%, 05/01/17                                        525           529
   Sacramento, Municipal Utility District, Ser T,
      RB, NATL-RE FGIC
      Callable 05/15/14 @ 100
      5.250%, 05/15/22                                        805           859
   San Diego, Public Facilities Financing
      Authority, Ser B, RB
      5.000%, 05/15/14                                        750           845
   San Diego, Unified School District, Election
      1998 Project, Ser D, GO, FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                        500           539
   San Diego, Unified School District, Election
      1998 Project, Ser E, GO, AGM
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                        100           113

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   San Francisco City & County, Public Utilities
      Commission, Ser B, RB
      5.000%, 11/01/19                               $        750   $       873
   San Francisco City & County, Redevelopment
      Agency, Ser B, TA
      5.000%, 08/01/17                                        540           571
   San Francisco City & County, Redevelopment
      Agency, Ser B, TA, NATL-RE
      5.000%, 08/01/15                                        300           319
   San Francisco City & County, Redevelopment
      Agency, Ser B, TA, NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/18                                        600           617
   San Francisco, Bay Area Transit Financing
      Authority, Ser A, RB, NATL-RE
      Callable 07/01/15 @ 100
      5.000%, 07/01/24                                        550           587
   San Jose, Redevelopment Agency, Ser A, TA,
      NATL-RE
      Callable 08/01/15 @ 100
      5.000%, 08/01/17                                        795           821
   Santa Margarita, Dana Point Authority, Ser A,
      RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                        165           184
   Solano County, COP, NATL-RE (A)
      Pre-Refunded @ 100
      5.250%, 11/01/12                                        100           110
   Southern California, Metropolitan Water District
      Authority, Ser A, RB
      5.750%, 07/01/21                                        280           332
   Southern Kern, Unified School District, Ser A,
      GO, NATL-RE FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                        220           227
   State of California, GO
      5.000%, 03/01/19                                        500           545
   State of California, Ser A, GO, NATL-RE FGIC
      Callable 07/01/11 @ 100
      5.000%, 07/01/17                                        500           518
   State of California, Ser B, GO (C)
      4.000%, 07/01/23                                        750           802


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Tamalpais, Unified High School District, GO,
      NATL-RE (A) Pre-Refunded @ 101
      4.875%, 08/01/17                               $        100   $       106
   University of California, Multiple Purpose
      Projects, Ser Q, RB, AGM
      Callable 09/01/11 @ 101
      5.000%, 09/01/22                                        500           523
   University of California, Ser B, RB, AGM
      Callable 05/15/13 @ 101
      5.000%, 05/15/20                                        750           819
                                                                    -----------
   TOTAL CALIFORNIA                                                      34,283
                                                                    -----------
   ILLINOIS [0.8%]
   Cook County, Forest Preservation District, GO,
      AMBAC
      Callable 11/15/14 @ 100
      5.250%, 11/15/15                                        300           336
                                                                    -----------
   NEW JERSEY [0.9%]
   New Jersey State, Turnpike
      Authority, Ser C, RB, NATL-RE, ETM
      6.500%, 01/01/16                                        315           367
                                                                    -----------
   NEW MEXICO [1.0%]
   Santa Fe, Educational Facilities Authority,
      College of Santa Fe Project, RB (A)
      Pre-Refunded @ 100
      5.750%, 10/01/14                                        350           411
                                                                    -----------
   NEW YORK [2.5%]
   New York City, Housing Development, Ser F, RB
      Callable 05/01/11 @ 100
      1.950%, 11/01/12                                        500           501
   New York State, Local Assistance Correction
      Authority, Ser E, RB
      6.000%, 04/01/14                                        490           551
                                                                    -----------
   TOTAL NEW YORK                                                         1,052
                                                                    -----------
   SOUTH CAROLINA [2.0%]
   Columbia, Tourism Development Fee Pledge
      Project, COP, AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                                        350           372

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------   ------------   -----------
   South Carolina, Jobs & Economic Development
      Authority, Palmetto Health Project,
      Ser C, RB (A)
      Pre-Refunded @ 100
      6.875%, 08/01/13                               $        400   $       468
                                                                    -----------
   TOTAL SOUTH CAROLINA                                                     840
                                                                    -----------
   TEXAS [0.2%]
   San Angelo, Waterworks & Sewer System Authority,
      Refunding & Improvements Projects, RB, AGM
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                        100           102
                                                                    -----------
   WASHINGTON [0.9%]
   King County, NJB Properties Project, Ser A, RB
      5.000%, 12/01/14                                        325           368
                                                                    -----------
   WEST VIRGINIA [1.3%]
   West Virginia State, Economic Development
      Authority, Correctional Juvenile Project,
      Ser A, RB, NATL-RE
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                                        500           534
                                                                    -----------
   PUERTO RICO [1.3%]
   Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
      4.000%, 08/01/16                                        500           530
                                                                    -----------
         TOTAL MUNICIPAL BONDS
            (Cost $38,559)                                               39,648
                                                                    -----------
CASH EQUIVALENT [3.2%]
   Federated California Municipal Money Market
      Fund, Cl I,
      0.100%*                                           1,305,372         1,305
                                                                    -----------
         TOTAL CASH EQUIVALENT
            (Cost $1,305)                                                 1,305
                                                                    -----------
         TOTAL INVESTMENTS [99.7%]
            (Cost $39,864) +                                        $    40,953
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $41,062 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,864 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,132 ($ THOUSANDS) AND $(43) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Bond Fund

(C) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(D)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

AGM -- ASSURED GUARANTY MUNICIPAL
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTEE
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MUNICIPAL BOND INSURANCE COMPANY 'MBIA')
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOARD
SER -- SERIES
TA -- TAX ALLOCATION

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities         Level 1   Level 2   Level 3    Total
-------------------------------   -------   -------   -------   -------
   Municipal Bonds                $    --   $39,648   $    --   $39,648
   Cash Equivalent                  1,305        --        --     1,305
                                  -------   -------   -------   -------
Total Investments in Securities   $ 1,305   $39,648   $    --   $40,953
                                  =======   =======   =======   =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 5

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
CORPORATE BONDS [97.0%]
   ADVERTISING AGENCIES [1.4%]
   MDC Partners
      11.000%, 11/01/16(A)                           $        700   $       746
                                                                    -----------
   TOTAL ADVERTISING AGENCIES                                               746
                                                                    -----------
   AEROSPACE & DEFENSE [2.9%]
   Global Aviation Holdings
      14.000%, 08/15/13(A)                                    500           518
   Kratos Defense & Security
      Solutions
      10.000%, 06/01/17(A)                                    500           508
   L-3 Communications
      5.875%, 01/15/15                                        200           197
   Sequa
      13.500%, 12/01/15(A)                                      5             5
   Wyle Services
      10.500%, 04/01/18(A)                                    325           323
                                                                    -----------
   TOTAL AEROSPACE & DEFENSE                                              1,551
                                                                    -----------
   AIRLINES [3.5%]
   Continental Airlines 2007-1
      Class C Pass Through Trust
      7.339%, 04/19/14                                        531           547
   DAE Aviation Holdings
      11.250%, 08/01/15(A)                                    150           149
   Delta Airlines
      12.250%, 03/15/15(A)                                    400           427
   United Airlines
      10.400%, 11/01/16                                       273           293
      9.875%, 08/01/13(A)                                     245           251
      9.750%, 01/15/17                                        215           230
                                                                    -----------
   TOTAL AIRLINES                                                         1,897
                                                                    -----------
   ATHLETIC EQUIPMENT [1.0%]
   Easton-Bell Sports
      9.750%, 12/01/16(A)                                     500           518
                                                                    -----------
   AUTO RENT & LEASE [0.6%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                        100            93
   H&E Equipment Services
      8.375%, 07/15/16                                        100            94
   Hertz
      10.500%, 01/01/16                                       150           156
                                                                    -----------
   TOTAL AUTO RENT & LEASE                                                  343
                                                                    -----------
   AUTOMOTIVE [0.4%]
   UCI Holdco
      8.537%, 12/15/13(C)                                     217           210
                                                                    -----------
   AUTOPARTS [0.2%]
   Asbury Automotive Group
      7.625%, 03/15/17                                        100            94
                                                                    -----------

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   B2B/E-COMMERCE [1.2%]
   GXS Worldwide
      9.750%, 06/15/15(A)                            $        700   $       668
                                                                    -----------
   BANKS [1.0%]
   CIT Group
      7.000%, 05/01/16                                        600           548
                                                                    -----------
   BROADCASTING & CABLE [3.7%]
   Atlantic Broadband Finance
      9.375%, 01/15/14                                        100           101
   Barrington Broadcasting Group
      10.500%, 08/15/14                                       100            93
   Bonten Media Acquisition
      9.000%, 06/01/15(A)                                     173           101
   Cablevision Systems
     8.000%, 04/15/20                                         400           405
   CCO Holdings
      8.125%, 04/30/20(A)                                     250           256
   Coleman Cable
      9.000%, 02/15/18(A)                                     450           430
   CSC Holdings
      7.625%, 07/15/18                                        100           101
   Fisher Communications
      8.625%, 09/15/14                                        150           147
   Local TV Finance
      9.250%, 06/15/15(A)                                     116            96
   Newport Television
      13.000%, 03/15/17(A)                                    114            95
   Nexstar Finance Holdings
      11.375%, 04/01/13(E)                                    128           124
   Univision Communications
      12.000%, 07/01/14(A)                                     81            87
                                                                    -----------
   TOTAL BROADCASTING & CABLE                                             2,036
                                                                    -----------
   BUILDING & CONSTRUCTION [0.1%]
   Esco
      8.625%, 12/15/13(A)                                      50            50
   International Utility Structures
      10.750%, 02/01/08(D) (F)                                100             1
                                                                    -----------
   TOTAL BUILDING & CONSTRUCTION                                             51
                                                                    -----------
   CHEMICALS [2.7%]
   CPG International I
      10.500%, 07/01/13                                       600           597
   Innophos
     8.875%, 08/15/14                                         100           103
   Momentive Performance
     Materials
      9.750%, 12/01/14                                        100            94
   Phibro Animal Health
      9.250%, 07/01/18(A)                                     450           448
   Polymer Holdings
      12.000%, 07/15/14(B) (E) (F)                            250           251
                                                                    -----------
   TOTAL CHEMICALS                                                        1,493
                                                                    -----------


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   COAL MINING [0.8%]
   Consol Energy
      8.250%, 04/01/20(A)                            $        400   $       417
                                                                    -----------
   COMMERCIAL SERV-FINANCE [0.8%]
   Bankrate
      11.750%, 07/15/15(A)                                    450           448
                                                                    -----------
   COMMERCIAL SERVICES [2.6%]
   ARAMARK
      8.500%, 02/01/15                                        500           505
   DynCorp International
      10.375%, 07/01/17(A)                                    310           311
   Iron Mountain
      8.750%, 07/15/18                                        150           155
   Live Nation Entertainment
      8.125%, 05/15/18(A)                                     325           315
   Tube City IMS
      9.750%, 02/01/15                                        100            96
                                                                    -----------
   TOTAL COMMERCIAL SERVICES                                              1,382
                                                                    -----------
   COMMUNICATIONS SOFTWARE [1.1%]
   Aspect Software
      10.625%, 05/15/17(A)                                    600           600
                                                                    -----------
   COMPUTER SYSTEM DESIGN & SERVICES
      [2.3%]
   Activant Solutions
      9.500%, 05/01/16                                        100            95
   Compucom Systems
      12.500%, 10/01/15(A)                                    540           568
   Stratus Technologies
      12.000%, 03/29/15(A)                                    675           588
                                                                    -----------
   TOTAL COMPUTER SYSTEM DESIGN &
      SERVICES                                                            1,251
                                                                    -----------
   CONGLOMERATE [0.2%]
   KAR Auction Services
      8.750%, 05/01/14                                        100           100
                                                                    -----------
   CONSUMER PRODUCTS & SERVICES [2.7%]
   Jarden
      7.500%, 05/01/17                                         75            74
   MSX International
      12.500%, 04/01/12(A)                                    100            82
   Prestige Brands
      8.250%, 04/01/18(A)                                     280           282
   Sealy Mattress
      8.250%, 06/15/14                                        200           200
   Spectrum Brands Holdings
      9.500%, 06/15/18(A)                                     700           722
   Steinway Musical Instruments
      7.000%, 03/01/14(A)                                     100            95
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                         50            51
                                                                    -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,506
                                                                    -----------

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   CONTAINERS & PACKAGING [0.7%]
   Exopack Holding
      11.250%, 02/01/14                              $        100   $       101
   Intertape Polymer US
      8.500%, 08/01/14                                        100            81
   Solo Cup
      8.500%, 02/15/14                                        200           180
                                                                    -----------
   TOTAL CONTAINERS & PACKAGING                                             362
                                                                    -----------
   DATA PROCESSING/MGMT [0.6%]
   First Data
      9.875%, 09/24/15                                        400           304
                                                                    -----------
   DISTRIBUTION/WHOLESALE [1.9%]
   Intcomex
      13.250%, 12/15/14(A)                                    600           619
   VWR Funding
      10.250%, 07/15/15                                       423           426
                                                                    -----------
   TOTAL DISTRIBUTION/WHOLESALE                                           1,045
                                                                    -----------
   DIVERSIFIED OPERATIONS [0.8%]
   Amsted Industries
      8.125%, 03/15/18(A)                                     450           449
                                                                    -----------
   ELECTRIC UTILITIES [2.9%]
   AES
      8.000%, 10/15/17                                        100           102
      8.000%, 06/01/20                                         50            50
   CMS Energy
      8.750%, 06/15/19                                         50            55
      6.875%, 12/15/15                                        150           160
   Edison Mission Energy
      7.200%, 05/15/19                                        150            92
      7.000%, 05/15/17                                        200           128
   ESI Tractebel Acquisition,
      Ser B
      7.990%, 12/30/11                                         29            29
   Mirant North America
      7.375%, 12/31/13                                        150           154
   NRG Energy
      7.375%, 02/01/16                                        100           100
   PNM Resources
      9.250%, 05/15/15                                        100           106
   RRI Energy
      7.625%, 06/15/14                                        200           197
   United Maritime Group
      11.750%, 06/15/15(A)                                    400           378
                                                                    -----------
   TOTAL ELECTRIC UTILITIES                                               1,551
                                                                    -----------
   ENTERPRISE SOFTWARE/SERV [0.7%]
   JDA Software Group
      8.000%, 12/15/14(A)                                     375           377
                                                                    -----------
   ENTERTAINMENT & GAMING [9.4%]
   AMC Entertainment
      11.000%, 02/01/16                                       100           105
   Boyd Gaming
      6.750%, 04/15/14                                        500           438


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Buffalo Thunder Development
      Authority
      9.375%, 12/15/14(A) (D)                        $         75   $        14
   CCM Merger
      8.000%, 08/01/13(A)                                     175           160
   Choctaw Resort Development
      Enterprise
      7.250%, 11/15/19(A)                                     182           126
   Chukchansi Economic
      Development Authority
      8.000%, 11/15/13(A)                                     250           175
   Circus & Eldorado Joint
      Venture/Silver Legacy
      Capital
      10.125%, 03/01/12                                       150           139
   Harrah's Operating
      12.750%, 04/15/18(A)                                    100            95
      11.250%, 06/01/17                                       250           263
      10.750%, 02/01/16                                       250           199
   Indianapolis Downs & Capital
      11.000%, 11/01/12(A)                                    100            79
   Inn of the Mountain Gods
      Resort & Casino
      12.000%, 11/15/10(D)                                    150            73
   Jacobs Entertainment
      9.750%, 06/15/14                                         75            70
   Mashantucket Western Pequot
      Tribe
      8.500%, 11/15/15(A) (D)                                 170            26
   MGM Mirage
      11.375%, 03/01/18(A)                                    400           376
   Mohegan Tribal Gaming
      Authority
      7.125%, 08/15/14                                        100            72
   Penn National Gaming
      8.750%, 08/15/19                                        250           257
   Pinnacle Entertainment
      8.750%, 05/15/20(A)                                     360           333
   River Rock Entertainment
      Authority
      9.750%, 11/01/11                                        700           650
   San Pasqual Casino
      8.000%, 09/15/13(A)                                     100            95
   Scientific Games
      6.250%, 12/15/12                                        100            98
   Seneca Gaming
      7.250%, 05/01/12                                        200           195
   Shingle Springs Tribal Gaming
      Authority
      9.375%, 06/15/15(A)                                     100            79
   Snoqualmie Entertainment
      Authority
      9.125%, 02/01/15(A)                                     300           251
      4.136%, 02/01/14(A) (C)                                 300           239
   Speedway Motorsports
      6.750%, 06/01/13                                        100           100

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Tunica-Biloxi Gaming
      Authority
      9.000%, 11/15/15(A)                            $        125   $       112
   Vail Resorts
      6.750%, 02/15/14                                        100           100
   Waterford Gaming
      8.625%, 09/15/14(A)(F)                                   73            37
   Wynn Las Vegas
      7.875%, 05/01/20(A)                                     175           176
                                                                    -----------
   TOTAL ENTERTAINMENT & GAMING                                           5,132
                                                                    -----------
   FINANCIAL SERVICES [3.6%]
   Ally Financial
      6.750%, 12/01/14                                        425           411
   CEVA Group
      11.500%, 04/01/18(A)                                    100           102
   Icahn Enterprises
      7.750%, 01/15/16(A)                                     600           583
   International Lease Finance
      8.625%, 09/15/15(A)                                     290           275
      6.375%, 03/25/13                                        235           220
   International Lease Finance,
      MTN
      5.650%, 06/01/14                                        115           102
   Pinnacle Foods Finance
      9.250%, 04/01/15(A)                                     250           255
                                                                    -----------
   TOTAL FINANCIAL SERVICES                                               1,948
                                                                    -----------
   FOOD, BEVERAGE & TOBACCO [1.0%]
   B&G Foods
      7.625%, 01/15/18                                        200           201
   Beverages & More
      9.250%, 03/01/12(A)                                     100            99
   Leiner Health Products
      11.000%, 06/01/12(D)                                    100             7
   Le-Nature's
      9.000%, 06/15/13(A) (D) (F)                             150            23
   Vector Group
      11.000%, 08/15/15                                       250           255
                                                                    -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           585
                                                                    -----------
   FOOD-WHOLESALE/DISTRIB [1.1%]
   C&S Group Enterprises
      8.375%, 05/01/17(A)                                     600           582
                                                                    -----------
   GAS/NATURAL GAS [0.2%]
   El Paso
      7.000%, 06/15/17                                        150           149
                                                                    -----------
   INSURANCE [3.9%]
   Delphi Financial Group
      7.875%, 01/31/20                                        300           328
   Ironshore Holdings US
      8.500%, 05/15/20(A)                                     800           815
   National Life Insurance
      10.500%, 09/15/39(A)                                    150           178
   Protective Life
      8.450%, 10/15/39                                        225           240


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   USI Holdings
      9.750%, 05/15/15(A)                            $        507   $       465
      4.311%, 11/15/14(A) (C)                                 125           102
                                                                    -----------
   TOTAL INSURANCE                                                        2,128
                                                                    -----------
   INVESTMENT BANKER/BROKER DEALER [1.1%]
   Nuveen Investments
      10.500%, 11/15/15                                       700           609
                                                                    -----------
   INVESTMENT COMPANIES [0.2%]
   Allied Capital
      6.000%, 04/01/12                                        100           101
                                                                    -----------
   MACHINERY [1.4%]
   Baldor Electric
      8.625%, 02/15/17                                        125           129
   Case New Holland
      7.875%, 12/01/17(A)                                     400           403
      7.125%, 03/01/14                                        100           104
   CPM Holdings
      10.625%, 09/01/14(A)                                    130           137
                                                                    -----------
   TOTAL MACHINERY                                                          773
                                                                    -----------
   MEDICAL PRODUCTS & SERVICES [1.6%]
   Apria Healthcare Group
      12.375%, 11/01/14(A)                                    200           213
   Bio-Rad Laboratories
      7.500%, 08/15/13                                        100           101
   Community Health Systems
      8.875%, 07/15/15                                        150           155
   HCA
      9.250%, 11/15/16                                         50            53
      5.750%, 03/15/14                                        100            93
   Talecris Biotherapeutics
      Holdings
      7.750%, 11/15/16(A)                                     250           266
                                                                    -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        881
                                                                    -----------
   METALS & MINING [0.5%]
   Noranda Aluminium
      Acquisition
      5.370%, 05/15/15(C)                                     165           126
   Novelis
      7.250%, 02/15/15                                        150           145
                                                                    -----------
   TOTAL METALS & MINING                                                    271
                                                                    -----------
   MISCELLANEOUS BUSINESS SERVICES [1.8%]
   Affinion Group
      10.125%, 10/15/13                                       400           410
   Affinion Group
      11.500%, 10/15/15                                       100           105
   Carriage Services
      7.875%, 01/15/15                                        200           195
   Lamar Media
      6.625%, 08/15/15                                        100            95
   MCBC Holdings
      6.970%, 10/15/14(A) (D)                                  50            17

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Stewart Enterprises
      6.250%, 02/15/13                               $        100   $        98
                                                                    -----------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    920
                                                                    -----------
   MISCELLANEOUS MANUFACTURING [1.5%]
   AGY Holding
      11.000%, 11/15/14                                       100            85
   CEVA Group
      11.625%, 10/01/16(A)                                    250           258
   Chukchansi Economic
      Development Authority
      4.123%, 11/15/12(A) (C)                                 250           165
   General Cable
      7.125%, 04/01/17                                        100            99
   Thermon Industries
      9.500%, 05/01/17(A)                                     250           254
                                                                    -----------
   TOTAL MISCELLANEOUS MANUFACTURING                                        861
                                                                    -----------
   MOTION PICTURES AND SERVICES [0.7%]
   Lions Gate Entertainment
      10.250%, 11/01/16(A)                                    400           398
                                                                    -----------
   MULTI-LINE INSURANCE [0.4%]
   Unitrin
      6.000%, 05/15/17                                        195           192
                                                                    -----------
   OIL-FIELD SERVICES [0.7%]
   Aquilex Holdings
      11.125%, 12/15/16(A)                                    400           400
                                                                    -----------
   PAPER & RELATED PRODUCTS [0.3%]
   Appleton Papers
      11.250%, 12/15/15(A)                                     62            53
   Domtar
      7.125%, 08/15/15                                         38            40
   Verso Paper Holdings
      9.125%, 08/01/14                                        100            95
                                                                    -----------
   TOTAL PAPER & RELATED PRODUCTS                                           188
                                                                    -----------
   PETROLEUM & FUEL PRODUCTS [4.6%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                        200           184
   Bill Barrett
      9.875%, 07/15/16                                        250           265
   Chesapeake Energy
      6.250%, 01/15/18                                        100           101
   Clayton Williams Energy
      7.750%, 08/01/13                                        150           147
   Continental Resources
      7.375%, 10/01/20(A)                                     500           491
   Copano Energy
      7.750%, 06/01/18                                        100            95
   Helix Energy Solutions Group
      9.500%, 01/15/16(A)                                     100            92
   MarkWest Energy Partners,
      Ser B
      8.500%, 07/15/16                                        150           151


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Newfield Exploration
      6.625%, 09/01/14                               $        150   $       151
   Petroplus Finance
      7.000%, 05/01/17(A)                                     150           122
   Plains Exploration & Production
      7.750%, 06/15/15                                        150           148
      7.625%, 06/01/18                                        100            98
   SandRidge Energy
      8.750%, 01/15/20(A)                                     150           143
      8.625%, 04/01/15                                        150           146
   Southern Star Central
      6.750%, 03/01/16                                        100            97
   Southwestern Energy
      7.500%, 02/01/18                                        100           106
                                                                    -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        2,537
                                                                    -----------
   PHARMACY SERVICES [1.8%]
   BioScrip
      10.250%, 10/01/15(A)                                    600           594
   Omnicare
      7.750%, 06/01/20                                        350           357
                                                                    -----------
   TOTAL PHARMACY SERVICES                                                  951
                                                                    -----------
   PHOTO EQUIPMENT AND SUPPLIES [1.1%]
   Eastman Kodak
      9.750%, 03/01/18(A)                                     100            99
      7.250%, 11/15/13                                        500           490
                                                                    -----------
   TOTAL PHOTO EQUIPMENT AND SUPPLIES                                       589
                                                                    -----------
   PRINTING & PUBLISHING [1.2%]
   MediMedia USA
      11.375%, 11/15/14(A)                                     50            46
   Nielsen Finance
      1.283%, 08/01/11(E)                                     500           476
   Sheridan Group
      10.250%, 08/15/11                                       150           148
                                                                    -----------
   TOTAL PRINTING & PUBLISHING                                              670
                                                                    -----------
   RADIO [0.6%]
   Cleveland Unlimited
      13.500%, 12/15/10(A) (C)                                250           235
   XM Satellite Radio Holdings
      13.000%, 08/01/13(A)                                    100           109
                                                                    -----------
   TOTAL RADIO                                                              344
                                                                    -----------
   REAL ESTATE INVESTMENT TRUSTS [0.3%]
   DuPont Fabros Technology
      8.500%, 12/15/17(A)                                     150           154
                                                                    -----------
   RESEARCH AND DEVELOPMENT [2.5%]
   Alion Science and Technology
      12.000%, 11/01/14(A)                                    481           481
   Catalent Pharma Solutions
      9.500%, 04/15/15                                        595           566

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   PharmaNet Development Group
      10.875%, 04/15/17(A)                           $        350   $       341
                                                                    -----------
   TOTAL RESEARCH AND DEVELOPMENT                                         1,388
                                                                    -----------
   RETAIL [5.0%]
   ACE Hardware
      9.125%, 06/01/16(A)                                     100           105
   Brunswick
      11.250%, 11/01/16(A)                                    245           270
   Claire's Stores
      9.625%, 06/01/15                                        122           104
   Dave & Buster's
      11.250%, 03/15/14                                       150           159
   Ferrellgas Partners
      6.750%, 05/01/14                                        100            98
   Games Merger
      11.000%, 06/01/18(A)                                    550           554
   Inergy
      8.250%, 03/01/16                                        200           203
   Landry's Restaurants
      11.625%, 12/01/15(A)                                    124           128
      11.625%, 12/01/15                                       126           130
   Leslie's Poolmart
      7.750%, 02/01/13                                        175           175
   Penske Auto Group
      7.750%, 12/15/16                                        100            94
   Rare Restaurant Group
      9.250%, 05/15/14(A)                                     100            80
   Rite Aid
      9.500%, 06/15/17                                        600           475
   Sbarro
      10.375%, 02/01/15                                        50            40
   Sonic Automotive
      9.000%, 03/15/18                                         70            71
      8.625%, 08/15/13                                         19            19
   True Temper Sports
      8.375%, 09/15/11(B) (D)(F)                              150            --
                                                                    -----------
   TOTAL RETAIL                                                           2,705
                                                                    -----------
   RUBBER & PLASTIC [0.4%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                        100            99
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                         98           101
                                                                    -----------
   TOTAL RUBBER & PLASTIC                                                   200
                                                                    -----------
   SEMI-CONDUCTORS [1.2%]
   Amkor Technology
      9.250%, 06/01/16                                        100           105
   Freescale Semiconductor
      9.250%, 04/15/18(A)                                     500           494
   Sensata Technologies
      8.000%, 05/01/14                                         59            61
                                                                    -----------
   TOTAL SEMI-CONDUCTORS                                                    660
                                                                    -----------


                           CNI CHARTER FUNDS | PAGE 5

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   STEEL & STEEL WORKS [1.0%]
   Ryerson
      12.000%, 11/01/15                              $         75   $        77
   Standard Steel
      12.000%, 05/01/15(A)                                    500           515
                                                                    -----------
   TOTAL STEEL & STEEL WORKS                                                592
                                                                    -----------
   TELEPHONES & TELECOMMUNICATIONS [5.2%]
   Broadview Networks Holdings
      11.375%, 09/01/12                                       100            97
   Citizens Communications
      7.125%, 03/15/19                                        150           139
   Clearwire Communications
      12.000%, 12/01/15(A)                                    750           745
   Level 3 Financing
      10.000%, 02/01/18(A)                                    250           221
   Nextel Communications
      6.875%, 10/31/13                                        200           194
   Radio One
      8.875%, 07/01/11                                        100            94
   Telcordia Technologies
      11.000%, 05/01/18(A)                                    740           703
   Virgin Media Finance
      9.125%, 08/15/16                                        150           155
   West
      11.000%, 10/15/16                                       400           407
      9.500%, 10/15/14                                        100           101
                                                                    -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,856
                                                                    -----------
   TRANSACTIONAL SOFTWARE [0.8%]
   Open Solutions
      9.750%, 02/01/15(A)                                     600           450
                                                                    -----------
   TRANSPORTATION SERVICES [4.5%]
   Kansas City Southern Railway
      8.000%, 06/01/15                                        100           103
   Navios Maritime Holdings
      9.500%, 12/15/14                                        100            96
   Pegasus Solutions
      10.500%, 04/15/15(A)                                    100            39
   Royal Caribbean Cruises
      6.875%, 12/01/13                                        100            97
   Sabre Holdings
      8.350%, 03/15/16                                        600           573
   Ship Finance International
      8.500%, 12/15/13                                        200           197
   Stena
     7.000%, 12/01/16                                         150           143
   Susser Holdings
      8.500%, 05/15/16(A)                                     475           475
   Swift Transportation
      8.186%, 05/15/15(A) (C)                                 200           181

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------   ------------   -----------
   Travelport
      11.875%, 09/01/16                              $        300   $       303
      9.875%, 09/01/14                                        250           251
                                                                    -----------
   TOTAL TRANSPORTATION SERVICES                                          2,458
                                                                    -----------
   WASTE DISPOSAL [0.2%]
   WCA Waste
      9.250%, 06/15/14                                        100           100
                                                                    -----------
   WEB HOSTING/DESIGN [0.4%]
   Terremark Worldwide
      12.000%, 06/15/17                                       200           225
                                                                    -----------
         TOTAL CORPORATE BONDS
            (Cost $53,736)                                               52,944
                                                                    -----------
CONVERTIBLE BOND [0.2%]
   FOOD, BEVERAGE & TOBACCO [0.2%]
   Vector Group
      5.750%, 06/15/26(C)                                      60            65
                                                                    -----------
         TOTAL CONVERTIBLE BOND
            (Cost $62)                                                       65
                                                                    -----------
COMMON STOCK [0.0%]
   BROADCASTING & CABLE [0.0%]
   Olympus *(B) (F)                                         8,500            10
                                                                    -----------
   BUILDING & CONSTRUCTION [0.0%]
   Dayton Superior *(B) (F)                                   149            --
                                                                    -----------
         TOTAL COMMON STOCK
            (Cost $9)                                                        10
                                                                    -----------
WARRANT [0.0%]
   Alion Science
      Expires 03/15/17 *(B)(F)                                280            --
                                                                    -----------
         TOTAL WARRANT
            (Cost $-)                                                        --
                                                                    -----------
CASH EQUIVALENTS [1.7%]
   Evergreen Select Money Market
      Fund, Institutional Class,
      0.100%**                                            468,136           468
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I,
      0.220%**                                            468,136           468
                                                                    -----------
         TOTAL CASH EQUIVALENTS
            (Cost $936)                                                     936
                                                                    -----------
         TOTAL INVESTMENTS [98.9%]
            (Cost $54,743) +                                        $    53,955
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $54,573 ($ THOUSANDS).

+ AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,743 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,369 ($ THOUSANDS) AND $(2,157) ($ THOUSANDS), RESPECTIVELY.


                           CNI CHARTER FUNDS | PAGE 6

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

High Yield Bond Fund

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $28,210 (000), REPRESENTING 51.7% OF THE NET ASSETS OF THE FUND.

(B)  SECURITY IS FAIR VALUED.

(C) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(D) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(E) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(F)  SECURITY IS CONSIDERED ILLIQUID.

CL -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities         Level 1   Level 2   Level 3     Total
-------------------------------   -------   -------   -------    -------
   Corporate Bonds                $    --   $52,693   $   251    $52,944
   Convertible Bond                    --        65        --         65
   Common Stock                        --        --        10         10
   Warrant                             --        --        --         --
   Cash Equivalents                   936        --        --        936
                                  -------   -------   -------    -------
Total Investments in Securities   $   936   $52,758   $   261    $53,955
                                  =======   =======   =======    =======

THE FOLLOWING IS A RECONCILIATION OF INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                          Investments
                                          in Corporate   Investments in
                                              Bonds       Common Stock
                                         ($ Thousands)   ($ Thousands)
                                         -------------   --------------
Beginning balance as of March 31, 2010   $         254   $           10
   Accrued discounts/premiums                       --               --
   Realized gain/(loss)                             --               --
   Change in unrealized
     appreciation/(depreciation)                    (3)              --
   Net purchases/sales                              --               --
   Net transfer in and/or out of
      Level 3                                       --               --
                                         -------------   --------------
Ending balance as of June 30, 2010       $         251   $           10
                                         =============   ==============

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Prime Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
COMMERCIAL PAPER [52.8%]
   AIRPORT DEVELOP/MAINT [2.4%]
   Los Angeles Department of
      Airports
      0.320%, 07/13/10                               $     30,000   $    29,997
                                                                    -----------
   BANKS [18.2%]
   Abbey National North America
      0.300%, 07/08/10                                     25,000        24,998
   BNZ International Funding (A)
      0.471%, 08/19/10                                     25,000        24,984
   Erste Finance Delaware (A)
      0.380%, 07/02/10                                     25,000        25,000
   KBC Financial Products
      International (A)
      0.400%, 07/12/10                                     25,000        24,997
   Landesbank Baden-
      Wuerttemberg NY
      0.541%, 08/16/10                                     25,000        24,983
   Landesbank Hessen-
      Theuringen
      0.390%, 07/19/10                                     25,000        25,000
   Lloyds TSB Bank
      0.300%, 07/14/10                                     25,000        24,997
   Skandinaviska Enskilda Banken
      (A)
      0.340%, 07/14/10                                     25,000        24,997
   Standard Chartered Bank (A)
      0.460%, 08/10/10                                     25,000        24,987
                                                                    -----------
   TOTAL BANKS                                                          224,943
                                                                    -----------
   FINANCIAL SERVICES [10.1%]
   ASB Finance (A)
      0.481%, 08/19/10                                     25,000        24,983
   General Electric Capital
      0.060%, 07/06/10                                     25,000        25,000
   HSBC Finance
      0.370%, 08/09/10                                     25,000        24,990
   Natixis US Finance
      0.510%, 08/06/10                                     25,000        24,987
   Toyota Financial Services de
      Puerto Rico
      0.300%, 07/16/10                                     25,000        24,997
                                                                    -----------
   TOTAL FINANCIAL SERVICES                                             124,957
                                                                    -----------
   INVESTMENT BANKER/BROKER DEALER
      [2.0%]
   ING US Funding
      0.390%, 08/03/10                                    25,000         24,991
                                                                    -----------
   MISCELLANEOUS MANUFACTURING [15.7%]
   Barton Capital (A)
      0.340%, 07/02/10                                     25,012        25,012
   Beethoven Funding (A)
      0.400%, 07/02/10                                     25,000        25,000
   Commerzbank US Finance
      0.310%, 07/09/10                                     25,000        24,998

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Danske (A)
      0.270%, 07/15/10                               $     14,700   $    14,698
   Fortis Funding (A)
      0.170%, 07/07/10                                     30,000        29,999
   Gotham Funding (A)
      0.370%, 07/06/10                                     24,759        24,758
   Grampian Funding (A)
      0.400%, 07/01/10                                     25,000        25,000
   Societe Generale North
      America
      0.270%, 07/08/10                                     25,000        24,999
                                                                    -----------
   TOTAL MISCELLANEOUS MANUFACTURING                                    194,464
                                                                    -----------
   SECURITY BROKERS & DEALERS [2.4%]
   Bank of America
      0.220%, 07/06/10                                     30,000        29,999
                                                                    -----------
   SPECIAL PURPOSE BANKS [2.0%]
   Dexia Delaware
      0.631%, 09/08/10                                     25,000        24,970
                                                                    -----------
         TOTAL COMMERCIAL PAPER
            (Cost $654,321)                                             654,321
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS [6.0%]
   FHLB
      0.420%, 10/15/10                                     25,000        24,998
      0.480%, 10/25/10                                     25,000        25,010
      0.400%, 12/28/10                                     25,000        25,000
                                                                    -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $75,008)                                               75,008
                                                                    -----------
CORPORATE BONDS [2.8%]
   BANKS [1.7%]
   Westpac Banking, MTN
      0.444%, 04/19/11(A) (B)                              20,500        20,512
                                                                    -----------
   FINANCIAL SERVICES [1.1%]
   General Electric Capital
      0.414%, 04/28/11(B)                                  13,845        13,836
                                                                    -----------
         TOTAL CORPORATE BONDS
            (Cost $34,348)                                               34,348
                                                                    -----------
CERTIFICATES OF DEPOSIT [21.4%]
   Banco Bilbao Vizcaya
      Argentaria NY
      0.500%, 07/21/10                                     25,000        25,000
   Banco Del Estado De Chile
      0.560%, 07/08/10                                     25,000        25,000
      0.340%, 07/06/10                                     20,000        20,000
   Barclays Bank
      0.760%, 08/06/10                                     25,000        25,000
   Bayerische Landesbank
      0.660%, 09/03/10                                     25,000        25,001
   BNP Paribas NY
      0.370%, 09/07/10                                     25,000        25,000
   Citibank
      0.370%, 08/02/10                                     25,000        25,000


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Prime Money Market Fund

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------   ------------   -----------
   Erste Group Bank
      0.310%, 07/07/10                               $     20,000   $    20,000
   Norinchukin Bank
      0.350%, 08/05/10                                     25,000        25,000
   Rabobank Nederland
      0.270%, 08/03/10                                     25,000        25,000
   Republic of Ireland
      International Bond
      0.831%, 07/01/10                                     25,000        25,000
                                                                    -----------
         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $265,001)                                             265,001
                                                                    -----------
CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial
      Square Funds - Government
      Fund, 0.070%*                                       882,614           883
                                                                    -----------
         TOTAL CASH EQUIVALENT
            (Cost $883)                                                     883
                                                                    -----------
REPURCHASE AGREEMENTS (C) [16.9%]
   Bank of America
      0.020%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price $50,000,028
      (collateralized by a U.S.
      Treasury Note, par value
      $47,673,900, 3.625%,
      08/15/19; with total market
      value $51,000,043)                                   50,000        50,000
   Barclays
      0.010%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price
      $110,200,031 (collateralized
      by a U.S. Treasury Note, par
      value $110,194,100, 1.375%,
      01/15/13; with total market
      value $112,404,070)                                 110,200       110,200
   Deutsche Bank
      0.030%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price $50,000,042
      (collateralized by U.S.
      Treasury obligations, ranging
      in par value $1,503,000-
      $23,488,000, 2.150%-
      5.000%, 12/08/10-02/16/17;
      with total market value
      $51,000,156)                                         50,000        50,000
                                                                    -----------
         TOTAL REPURCHASE AGREEMENTS
            (Cost $210,200)                                             210,200
                                                                    -----------
         TOTAL INVESTMENTS [100.0%]
            (Cost $1,239,761) +                                     $ 1,239,761
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,239,808($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $314,927 (000), REPRESENTING 25.4% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(C)  TRI-PARTY REPURCHASE AGREEMENT.

FHLB -- FEDERAL HOME LOAN BANK
MTN -- MEDIUM TERM NOTE

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

Investments in Securities               Level 1     Level 2    Level 3      Total
-------------------------------------   -------   ----------   -------   ----------
   Commercial Paper                     $    --   $  654,321   $    --   $  654,321
   U.S. Government Agency Obligations        --       75,008        --       75,008
   Corporate Bonds                           --       34,348        --       34,348
   Certificates of Deposit                   --      265,001        --      265,001
   Cash Equivalent                          883           --        --          883
   Repurchase Agreements                     --      210,200        --      210,200
                                        -------   ----------   -------   ----------
Total Investments in Securities         $   883   $1,238,878   $    --   $1,239,761
                                        =======   ==========   =======   ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Government Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS [69.3%]
   FARMER MAC DN
      0.120%, 07/01/10(A)                            $     75,000   $    75,000
   FFCB (B)
      0.700%, 12/09/10                                     50,000        50,066
      0.308%, 03/21/11                                     50,000        50,000
      0.275%, 12/14/11                                     50,000        50,000
   FHLB
      0.052%, 07/06/10(B)                                  50,000        50,000
      0.600%, 07/26/10                                     10,950        10,950
      0.550%, 07/30/10                                     20,000        20,000
      3.375%, 08/13/10                                     50,000        50,187
      0.420%, 10/15/10                                     25,000        24,998
      0.480%, 10/25/10                                     25,000        25,010
      0.500%, 10/29/10                                     50,000        50,036
      0.280%, 11/08/10                                     25,000        24,995
      4.750%, 12/10/10                                     50,000        50,991
      0.400%, 12/28/10                                     25,000        25,000
      0.420%, 02/17/11                                     25,000        25,000
      0.430%, 02/22/11                                     25,000        25,002
      0.600%, 04/26/11                                     25,000        25,008
      0.625%, 05/27/11                                     25,000        24,998
      0.230%, 05/27/11(B)                                  25,000        25,000
      0.700%, 06/16/11                                     25,000        25,000
   FHLB DN (A)
      0.001%, 07/01/10                                    201,000       201,000
      0.036%, 07/02/10                                    499,200       499,199
      0.180%, 07/28/10                                     75,000        74,990
      0.180%, 08/04/10                                     50,000        49,991
   FHLMC
      0.200%, 07/14/10(B)                                  21,000        21,000
      3.750%, 07/30/10                                     22,145        22,208
      4.125%, 02/24/11                                     24,299        24,885
   FHLMC DN (A)
      0.130%, 07/02/10                                     50,000        50,000
      0.180%, 07/19/10                                     30,000        29,997
      0.220%, 11/09/10                                     50,000        49,960
   FNMA
      4.500%, 02/15/11                                     25,000        25,646
   FNMA DN (A)
      0.200%, 07/06/10                                     50,000        49,998
      0.180%, 08/04/10                                     25,000        24,996
      0.230%, 08/09/10                                     25,000        24,994
      0.185%, 08/18/10                                     50,000        49,988
      0.381%, 09/01/10                                     25,000        24,984
      0.275%, 10/20/10                                     50,000        49,957
                                                                    -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $1,981,034)                                         1,981,034
                                                                    -----------

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
REPURCHASE AGREEMENTS (C) [30.6%]
   Bank of America
      0.020%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price
      $325,000,181 (collateralized
      by U.S. Treasury obligations,
      ranging in par value
      $24,216,800-$234,963,800,
      2.750%-6.000%, 02/15/19-
      02/15/26; with total market
      value $331,500,076)                            $    325,000   $   325,000
   Barclays
      0.010%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price
      $199,100,055 (collateralized
      by a U.S. Treasury Note, par
      value $191,902,100, 3.125%,
      01/31/17; with total market
      value $203,082,104)                                 199,100       199,100
   Deutsche Bank
      0.030%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price
      $150,000,125 (collateralized
      by U.S. Government
      obligations, ranging in par
      value $3,910,000-
      $23,015,000, 0.000%-
      9.800%, 11/15/10-03/06/37;
      with total market value
      $153,000,048)                                       150,000       150,000
   JPMorgan Chase
      0.010%, dated 06/30/10,
      repurchased on 07/01/10,
      repurchase price
      $200,000,505 (collateralized
      by a U.S. Treasury Note, par
      value $194,760,000, 3.000%,
      02/28/17; with total market
      value $204,000,516)                                 200,000       200,000
                                                                    -----------
         TOTAL REPURCHASE AGREEMENTS
            (Cost $874,100)                                             874,100
                                                                    -----------
         TOTAL INVESTMENTS [99.9%]
            (Cost $2,855,134) +                                     $ 2,855,134
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $2,857,142 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(C)  TRI-PARTY REPURCHASE AGREEMENT.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Government Money Market Fund

DN -- DISCOUNT NOTE
FARMER MAC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

AS OF JUNE 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 2, IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
MUNICIPAL BONDS [93.9%]
   CALIFORNIA [88.6%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute, Ser A,
      RB (A) (B) (C)
      0.310%, 11/01/31                               $      2,870   $     2,870
   Bay Area Toll Authority, RB (A) (C)
      0.230%, 04/01/45                                     13,000        13,000
   Bay Area Toll Authority, RB (A) (C)
      0.220%, 04/01/45                                      5,500         5,500
   Bay Area Toll Authority, RB (A) (C)
      0.210%, 04/01/45                                      1,000         1,000
   Bay Area Toll Authority, Ser E-
      1, RB (A) (C)
      0.220%, 04/01/45                                      3,560         3,560
   California State, Department of
      Water Resource & Power,
      Ser C-7, RB, AGM (A) (C)
      0.350%, 05/01/22                                      8,425         8,425
   California State, Department of
      Water Resource & Power,
      Ser J-1, RB (A) (B) (C)
      0.100%, 05/01/18                                      2,865         2,865
   California State, Department of
      Water Resource & Power,
      Sub-Ser G-3, RB, AGM (A) (C)
      0.350%, 05/01/16                                     10,820        10,820
   California State, Economic
      Recovery Authority, Ser C-
      16, GO, AGM (A) (C)
      0.350%, 07/01/23                                      2,055         2,055
   California State, Educational
      Facilities Authority, Stanford
      University Project, Ser L-4, RB (C)
      0.100%, 10/01/16                                        515           515
   California State, Health
      Facilities Financing
      Authority, Luvile Salter
      Project, Ser B, RB (A) (C)
      0.240%, 08/15/33                                     11,700        11,700
   California State, Health
      Facilities Financing
      Authority, Ser B, RB (A) (B) (C)
      0.190%, 10/01/31                                     10,000        10,000
   California State, Infrastructure
      & Economic Authority,
      California Academy Project,
      Ser A, RB (A) (B) (C)
      0.120%, 09/01/38                                     12,000        12,000

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   California State, Infrastructure
      & Economic Authority, J Paul
      Getty Trust Project, Ser B, RB (A) (C)
      0.080%, 10/01/23                               $      8,715   $     8,715
   California State, Infrastructure
      & Economic Authority, J Paul
      Getty Trust Project, Ser D, RB (A) (C)
      0.080%, 04/01/33                                      3,700         3,700
   California State, Infrastructure
      & Economic Development Bank, RB (A) (C)
      0.100%, 10/01/47                                     17,400        17,400
   California State, Ser B, Sub-Ser
      B-6, GO (A) (B) (C)
      0.160%, 05/01/40                                      6,900         6,900
   California State, Sub-Ser B-3,
      GO (A) (B) (C)
      0.200%, 05/01/40                                      3,145         3,145
   California State, Sub-Ser B-4, GO (A) (B) (C)
      0.210%, 05/01/40                                      6,880         6,880
   California Statewide,
      Communities Development
      Authority, Masters College
      Project, RB (A) (B) (C)
      0.220%, 02/01/37                                      3,000         3,000
   California Statewide,
      Communities Development
      Authority, Ser A, RB (A) (B) (C)
      0.170%, 12/01/37                                     20,000        20,000
   Contra Costa, Transportation
      Authority, RB
      2.500%, 10/01/10                                      4,500         4,523
   County of Los Angeles
      California, TRAN
      2.000%, 06/30/11                                      8,000         8,091
   County of Orange California,
      Ser A, RB
      2.000%, 03/15/11                                      2,000         2,023
   County of San Bernardino
      California, Ser A
      2.000%, 06/30/11                                      5,000         5,080
   County of Santa Barbara
      California, TRAN
      2.000%, 06/30/11                                      6,500         6,605
   County of Santa Cruz
      California, TRAN
      2.000%, 06/30/11                                      5,000         5,074
   East Bay Municipal Utility
      District, Sub-Ser B, RB, AGM (A) (C)
      0.300%, 06/01/25                                     10,000        10,000


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-1, RB (A) (C)
      0.300%, 06/01/38                               $     10,000   $    10,000
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-2, RB (A) (C)
      0.370%, 06/01/38                                      4,890         4,890
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-3, RB (A) (C)
      0.370%, 06/01/38                                     11,300        11,300
   East Bay, Municipal Utility
      District, Sub-Ser A, RB (A) (C)
      0.250%, 06/01/33                                     25,000        25,000
   Eastern Municipal Water
      District, Ser B, COP (A) (C)
      0.170%, 07/01/35                                     10,600        10,600
   Glendale, Police Building
      Project, COP (A) (C)
      0.270%, 06/01/30                                     17,800        17,800
   Irvine California, RB (A) (B) (C)
      0.160%, 09/02/22                                      3,500         3,500
   Irvine, Improvement Board, Act
      1915 Project, District #03-19,
      Ser A, SAB (A) (B) (C)
      0.160%, 09/02/29                                      6,536         6,536
   Irvine, Improvement Board, Act
      1915 Project, District #04-20,
      Ser A, SAB (A) (B) (C)
      0.160%, 09/02/30                                      8,560         8,560
   Irvine, Improvement Board, Act
      1915 Project, District #05-21,
      Ser A, SAB (A) (B) (C)
      0.150%, 09/02/31                                     14,430        14,430
   Irvine, Improvement Board, Act
      1915 Project, District #07-22,
      Ser A, RB (A) (B) (C)
      0.160%, 09/02/32                                     13,950        13,950
   Irvine, Improvement Board, Act
      1915 Project, District #93-14,
      SAB (A) (B) (C)
      0.160%, 09/02/25                                      3,000         3,000
   Irvine, Improvement Board, Act
     1915 Project, District #97-17,
      SAB (A) (B) (C)
      0.160%, 09/02/23                                      7,150         7,150
   Los Angeles County,
      Metropolitan Transportation
      Authority, RB (A) (C)
      0.330%, 07/01/31                                      5,000         5,000

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Los Angeles County,
      Metropolitan Transportation
      Authority, Ser A1, RB (A) (C)
      0.250%, 07/01/31                               $     12,745   $    12,745
   Los Angeles County,
      Metropolitan Transportation
      Authority, Ser C4, RB (A) (B) (C)
      0.260%, 07/01/25                                      2,000         2,000
   Los Angeles, Department of
      Water & Power, Sub-Ser B-3, RB (A) (C)
      0.240%, 07/01/35                                      7,600         7,600
   Los Angeles, Department of
      Water & Power, Sub-Ser B-5, RB (A) (C)
      0.260%, 07/01/34                                     10,000        10,000
   Los Angeles, Department of
      Water & Power, Sub-Ser B-1, RB (A) (C)
      0.240%, 07/01/34                                      5,350         5,350
   Los Angeles, Department of
      Water & Power, Sub-Ser B-2, RB (A) (C)
      0.200%, 07/01/34                                     12,600        12,600
   Los Angeles, Department of
      Water & Power, Sub-Ser B-2, RB (A) (C)
      0.130%, 07/01/35                                     30,500        30,500
   Los Angeles, Department of
      Water & Power, Sub-Ser B-3, RB (A) (C)
      0.140%, 07/01/34                                      4,400         4,400
   Los Angeles, Department of
      Water & Power, Sub-Ser B-4, RB (A) (C)
      0.240%, 07/01/35                                      4,400         4,400
   Los Angeles, Unified School
      District, Ser B, COP (A) (B) (C)
      0.220%, 10/01/31                                     10,385        10,385
   Los Angeles, Unified School
      District, Ser D, GO, FGIC (D)
      Pre-Refunded @ 100
      5.375%, 07/01/10                                      6,000         6,000
   Los Angeles, Wastewater
      Systems Authority, Sub-Ser C, RB (A) (B) (C)
      0.220%, 06/01/28                                      2,500         2,500
   Los Angeles, Wastewater
      Systems Authority, Sub-Ser
      F-2, RB (A) (B) (C)
      0.250%, 06/01/32                                      7,000         7,000


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   Metropolitan Water District of
      Southern California, RB (A) (C)
      0.430%, 07/01/35                               $      6,200   $     6,200
   Oakland California, RB
      2.000%, 03/30/11                                      7,225         7,304
   Oakland-Alameda County,
      Coliseum Project, Ser C-1, RB (A) (B) (C)
      0.270%, 02/01/25                                     15,000        15,000
   Orange County, Sanitation
      District Authority, Ser A, COP (A) (C)
      0.180%, 08/01/29                                      8,730         8,730
   Orange County, Water District
      Authority, Ser A, COP (A) (C)
      0.170%, 08/01/42                                      2,800         2,800
   Pasadena, Public Financing
      Authority, Rose Bowl
      Refinancing & Improvement
      Project, RB (A) (B) (C)
      0.220%, 12/01/23                                     10,625        10,625
   Riverside County, Public
      Facilities Authority, Ser C, COP (A) (B) (C)
      0.220%, 12/01/15                                     11,100        11,100
   Riverside, Water Authority,
      Ser A, RB (A) (C)
      0.280%, 10/01/35                                      8,265         8,265
   Sacramento County, Sanitation
      District Authority, Sub-Ser E, RB (A) (B) (C)
      0.200%, 12/01/40                                      6,500         6,500
   Sacramento Regional County
      Sanitation District, Sub-Ser
      D, RB (A) (B) (C)
      0.170%, 12/01/39                                      3,000         3,000
   San Diego County, Regional
      Transportation Commission, Ser B, RB (A) (C)
      0.240%, 04/01/38                                     13,080        13,080
   San Diego County, Regional
      Transportation Commission, Ser C, RB (A) (C)
      0.300%, 04/01/38                                      4,800         4,800
   San Diego, Unified School
      District, TRAN
      2.000%, 07/08/10                                      9,075         9,078
   San Francisco City & County,
      Airports Commission,
      Ser 37C-RMKT, RB, FSA (A) (C)
      0.370%, 05/01/29                                      7,000         7,000
   San Francisco Unified School
      District, TRAN
      2.000%, 06/30/11                                      3,500         3,554

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      0.180%, 07/01/26                               $      7,150   $     7,150
   Santa Clara County, Financing
      Authority, Multiple Facilities
      Projects, Ser M, RB (A) (B) (C)
      0.220%, 05/15/35                                     10,105        10,105
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project, Ser B, RB (A) (C)
      0.210%, 11/15/25                                     13,475        13,475
   Santa Clara Valley
      Transportation Authority,
      Ser C, RB (A) (C)
      0.280%, 08/01/36                                      8,000         8,000
   Santa Clara Valley
      Transportation Authority,
      Ser D-, RB (A) (C)
      0.280%, 04/01/36                                     17,300        17,300
   Santa Clara, Electric Authority,
      Sub-Ser B, RB (A) (B) (C)
      0.280%, 07/01/27                                      4,975         4,975
   Santa Cruz County, TRAN
      2.000%, 07/08/10                                      5,000         5,001
   Southern California Public
      Power Authority, Ser A, RB
      2.000%, 08/03/10                                      2,000         2,003
   Southern California,
      Metropolitan Water District
      Authority, Ser A-1, RB (A) (C)
      0.400%, 07/01/21                                        500           500
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB (A) (C)
      0.180%, 07/01/36                                      7,500         7,500
   Southern California,
      Metropolitan Water District
      Authority, Water Works
      Authorization Project, Ser B, RB (A) (C)
      0.240%, 07/01/28                                     11,985        11,985
   Southern California,
      Metropolitan Water District
      Authority, Ser B-3, RB (A) (C)
      0.150%, 07/01/35                                      1,000         1,000
   Southern California,
      Metropolitan Water District
      Authority, Ser C-2, RB (A) (C)
      0.140%, 07/01/36                                     18,420        18,420


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   State of California, GO (D)
      Pre-Refunded @ 100
      5.250%, 10/01/10                               $      1,100   $     1,114
   State of California, GO (D)
      Pre-Refunded @ 100
      5.125%, 03/01/11                                        550           567
   State of California, GO (A) (B) (C)
      0.260%, 05/01/34                                     25,600        25,600
   State of California, GO (A) (B) (C)
      0.230%, 05/01/34                                      9,200         9,200
   State of California, GO (A) (B) (C)
      0.150%, 05/01/34                                      5,000         5,000
   State of California, GO (A) (B) (C)
      0.130%, 05/01/34                                      9,000         9,000
   State of California, GO (A) (B) (C)
      0.100%, 05/01/34                                     16,200        16,200
   State of California, Ser B, GO (C) (D)
      Pre-Refunded @ 100
      5.000%, 07/01/23                                      1,500         1,547
   State of California, Ser B-4-
      RMKT-12/01/09, GO (A) (B) (C)
      0.220%, 05/01/33                                     25,000        25,000
   State of California, Ser C-11-
      RMKT, GO (B) (C)
      0.180%, 07/01/23                                     20,000        20,000
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project, COP (A) (B) (C)
      0.120%, 01/01/31                                      5,875         5,875
   Tustin, Improvement Board Act,
      Reassessment District No. 95-
      2-A, Ser A, SAB, KRED (A) (B) (C)
      0.170%, 09/02/13                                      8,685         8,685
                                                                    -----------
   TOTAL CALIFORNIA                                                     804,880
                                                                    -----------
   CONNECTICUT [1.1%]
   Connecticut State, Health &
      Educational Facility
      Authority, Yale University
      Project, Ser U2, RB (A) (C)
      0.180%, 07/01/33                                     10,000        10,000
                                                                    -----------
   MASSACHUSETTS [0.7%]
   Massachusetts State,
      Development Finance
      Agency, Harvard University
      Project, Ser HH, RB (A) (C)
      0.210%, 07/15/33                                      5,950         5,950
                                                                    -----------

                                                         Face
Description                                          Amount (000)   Value (000)
--------------------------------------------------   ------------   -----------
   TEXAS [3.0%]
      University of Texas, Ser A, RB
      (A) (C)
      0.180%, 08/15/13                               $      3,795   $     3,795
   University of Texas, Ser B, RB
      (A) (C)
      0.200%, 08/01/33                                     23,500        23,500
                                                                    -----------
   TOTAL TEXAS                                                           27,295
                                                                    -----------
   VIRGINIA [0.5%]
   University of Virginia, Ser A,
      RB (A) (C)
      0.180%, 06/01/34                                      4,965         4,965
                                                                    -----------
         TOTAL MUNICIPAL BONDS
            (Cost $853,090)                                             853,090
                                                                    -----------
         TOTAL INVESTMENTS [93.9%]
            (Cost $853,090)+                                        $   853,090
                                                                    -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $908,673 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A)  PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE NEXT RESET DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(C) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(D)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AGM -- ASSURED GUARANTY MUNICIPAL CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOARD
SER -- SERIES
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

AS OF JUNE 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 2, IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)                /s/: Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: August 27, 2010


By (Signature and Title)                /s/: Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date: August 27, 2010